UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Carrie Schoffman 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

ICON CONSUMER DISCRETIONARY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (85.2%)
Apparel Retail (6.7%)
25,400	Foot Locker, Inc.	$1,653,286
17,400	TJX Cos., Inc.	1,233,834
15,400	Urban Outfitters, Inc.†	350,350

		3,237,470
Apparel, Accessories & Luxury Goods (9.9%)
5,000	Columbia Sportswear Co.	243,800
28,100	G-III Apparel Group Ltd.†	1,243,706
29,000	Hanesbrands, Inc.	853,470
63,100	Kate Spade & Co.†	1,121,287
25,100	Lululemon Athletica, Inc.† (a)	1,316,997

		4,779,260
Auto Parts & Equipment (8.6%)
11,900	Delphi Automotive PLC	1,020,187
11,600	Johnson Controls, Inc.	458,084
8,300	Lear Corp.	1,019,489
40,300	Magna International, Inc.	1,634,568

		4,132,328
Automotive Retail (2.0%)
1,300	AutoZone, Inc.†	964,483

Broadcasting (3.0%)
26,400	CBS Corp., Class B	1,244,232
4,100	Scripps Networks Interactive, Inc., Class A	226,361

		1,470,593
Cable & Satellite (4.1%)
27,000	Comcast Corp., Class A	1,523,610
14,100	Starz, Class A†	472,350

		1,995,960

SCHEDULE OF INVESTMENTS

Computer & Electronics Retail (0.6%)
10,292	GameStop Corp., Class A(a)	$288,588

Drug Retail (1.5%)
7,300	CVS Health Corp.	713,721

Footwear (4.7%)
74,800	Skechers U.S.A., Inc., Class A†	2,259,708

General Merchandise Stores (2.0%)
13,100	Target Corp.	951,191

Home Improvement Retail (12.0%)
20,000	Home Depot, Inc.	2,645,000
41,400	Lowe’s Cos., Inc.	3,148,056

		5,793,056
Hotels, Resorts & Cruise Lines (6.9%)
9,000	Diamond Resorts International, Inc.† (a)	229,590
7,400	Marriott International, Inc., Class A	496,096
29,000	Norwegian Cruise Line Holdings, Ltd.†	1,699,400
4,200	Royal Caribbean Cruises, Ltd.	425,082
6,800	Wyndham Worldwide Corp.	494,020

		3,344,188
Movies & Entertainment (11.9%)
43,300	Cinemark Holdings, Inc.	1,447,519
21,200	Time Warner, Inc.	1,371,004
82,100	Twenty-First Century Fox, Inc., Class A	2,229,836
6,700	Walt Disney Co.	704,036

		5,752,395
Restaurants (2.0%)
16,300	Starbucks Corp.	978,489

Specialty Stores (9.3%)
41,819	Party City Holdco, Inc.† (a)	539,883
20,800	Signet Jewelers, Ltd.	2,572,752
2,800	Tractor Supply Co.	239,400
6,200	Ulta Salon Cosmetics & Fragrance, Inc.†	1,147,000

		4,499,035

Total Common Stocks (Cost $42,166,201)		41,160,465

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (5.0%)
2,415,067	State Street Navigator Prime Portfolio, 0.31%	$2,415,067

Total Collateral for Securities on Loan (Cost $2,415,067)		2,415,067
Short-Term Investments (18.9%)
$ 9,131,243	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/04/16	9,131,243

Total Short-Term Investments (Cost $9,131,243)		9,131,243
Total Investments 109.1% (Cost $53,712,511)		52,706,775
Liabilities Less Other Assets (9.1)%		(4,410,981)

Net Assets 100.0%		$48,295,794

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2015.

SCHEDULE OF INVESTMENTS

ICON Consumer Discretionary Fund

Sector Composition

December 31, 2015 (unaudited)

Consumer Discretionary	83.7%
Consumer Staples	1.5%

85.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund

Industry Composition

December 31, 2015 (unaudited)

Home Improvement Retail	12.0%
Movies & Entertainment	11.9%
Apparel, Accessories & Luxury Goods	9.9%
Specialty Stores	9.3%
Auto Parts & Equipment	8.6%
Hotels, Resorts & Cruise Lines	6.9%
Apparel Retail	6.7%
Footwear	4.7%
Cable & Satellite	4.1%
Broadcasting	3.0%
Automotive Retail	2.0%
General Merchandise Stores	2.0%
Restaurants	2.0%
Drug Retail	1.5%
Computer & Electronics Retail	0.6%

85.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON CONSUMER STAPLES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (80.8%)
Agricultural Products (6.7%)
5,700	Bunge, Ltd.	$389,196
4,100	Ingredion, Inc.	392,944

		782,140
Brewers (1.2%)
700	Boston Beer Co., Inc., Class A† (a)	141,337

Drug Retail (16.0%)
11,300	CVS Health Corp.	1,104,801
9,000	Walgreens Boots Alliance, Inc.	766,395

		1,871,196
Food Retail (6.3%)
17,500	Kroger Co.	732,025

Household Products (7.5%)
8,800	Procter & Gamble Co.	698,808
1,800	Spectrum Brands Holdings, Inc.	183,240

		882,048
Hypermarkets & Super Centers (2.3%)
1,700	Costco Wholesale Corp.	274,550

Packaged Foods & Meats (20.5%)
15,100	Flowers Foods, Inc.	324,499
2,300	General Mills, Inc.	132,618
2,000	Hain Celestial Group, Inc.†	80,780
2,000	Hershey Co.	178,540
4,300	J.M. Smucker Co.	530,362
19,800	Tyson Foods, Inc., Class A	1,055,934
2,500	WhiteWave Foods Co.†	97,275

		2,400,008
Personal Products (0.9%)
3,600	Medifast, Inc.	109,368

SCHEDULE OF INVESTMENTS

Soft Drinks (9.2%)
13,100	Coca-Cola Co.	$562,776
5,200	PepsiCo, Inc.	519,584

		1,082,360
Tobacco (10.2%)
10,000	Altria Group, Inc.	582,100
13,200	Reynolds American, Inc.	609,180

		1,191,280

Total Common Stocks (Cost $8,043,371)		9,466,312
Collateral for Securities on Loan (1.2%)
144,725	State Street Navigator Prime Portfolio, 0.31%	144,725

Total Collateral for Securities on Loan (Cost $144,725)		144,725
Short-Term Investments (19.1%)
$ 410,989	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/04/16	410,989
1,820,000	State Street Global Advisors Treasury Fund, 0.04%, 12/01/30	1,820,000

Total Short-Term Investments (Cost $2,230,989)		2,230,989
Total Investments 101.1% (Cost $10,419,085)		11,842,026
Liabilities Less Other Assets (1.1)%		(130,730)

Net Assets 100.0%		$11,711,296

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2015.

SCHEDULE OF INVESTMENTS

ICON Consumer Staples Fund

Sector Composition

December 31, 2015 (unaudited)

Consumer Staples	80.8%

80.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Industry Composition

December 31, 2015 (unaudited)

Packaged Foods & Meats	20.5%
Drug Retail	16.0%
Tobacco	10.2%
Soft Drinks	9.2%
Household Products	7.5%
Agricultural Products	6.7%
Food Retail	6.3%
Hypermarkets & Super Centers	2.3%
Brewers	1.2%
Personal Products	0.9%

80.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON ENERGY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (95.8%)
Gas Utilities (1.6%)
61,100	National Fuel Gas Co.(a)	$2,612,025
44,700	Southwest Gas Corp.	2,465,652

		5,077,677
Integrated Oil & Gas (32.0%)
278,800	Chevron Corp.	25,080,848
689,000	Exxon Mobil Corp.	53,707,550
228,200	Royal Dutch Shell PLC, ADR	10,449,278
424,400	Suncor Energy, Inc.	10,949,520

		100,187,196
Multi-Utilities (1.9%)
54,800	Ameren Corp.	2,369,004
189,100	CenterPoint Energy, Inc.	3,471,876

		5,840,880
Oil & Gas Equipment & Services (17.9%)
250,800	Bristow Group, Inc.(a)	6,495,720
153,400	Dril-Quip, Inc.†	9,085,882
172,300	National Oilwell Varco, Inc.	5,770,327
271,300	Oceaneering International, Inc.	10,179,176
294,100	Schlumberger, Ltd.	20,513,475
173,300	Tenaris S.A., ADR	4,124,540

		56,169,120
Oil & Gas Exploration & Production (16.1%)
128,200	Anadarko Petroleum Corp.	6,227,956
324,800	Cabot Oil & Gas Corp.	5,745,712
228,400	Continental Resources, Inc.†	5,248,632
1,302,200	Denbury Resources, Inc.(a)	2,630,444
499,700	Encana Corp.	2,543,473
134,200	EOG Resources, Inc.	9,500,018
124,800	EQT Corp.	6,505,824

SCHEDULE OF INVESTMENTS

507,600	Southwestern Energy Co.† (a)	$3,609,036
721,447	Stone Energy Corp.† (a)	3,095,007
1,089,000	Ultra Petroleum Corp.† (a)	2,722,500
265,634	Whiting Petroleum Corp.†	2,507,585

		50,336,187
Oil & Gas Refining & Marketing (12.2%)
146,600	HollyFrontier Corp.	5,847,874
278,600	Marathon Petroleum Corp.	14,442,624
126,000	PBF Energy, Inc., Class A	4,638,060
164,050	Phillips 66	13,419,290

		38,347,848
Oil & Gas Storage & Transportation (14.1%)
99,100	Energy Transfer Partners L.P.	3,342,643
168,000	Magellan Midstream Partners L.P.	11,410,560
206,200	ONEOK Partners L.P.	6,212,806
263,300	Plains All American Pipeline L.P.	6,082,230
370,600	Spectra Energy Corp.	8,872,164
258,600	TransCanada Corp.(a)	8,427,774

		44,348,177

Total Common Stocks (Cost $377,371,167)		300,307,085
Exchange Traded Fund (2.3%)
235,700	SPDR S&P Oil & Gas Exploration & Production ETF(a)	7,122,854

Total Exchange Traded Funds (Cost $7,299,252)		7,122,854
Collateral for Securities on Loan (8.0%)
24,995,883	State Street Navigator Prime Portfolio, 0.31%	24,995,883

Total Collateral for Securities on Loan (Cost $24,995,883)		24,995,883
Short-Term Investments (0.2%)
$ 841,254	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/04/16	841,254

Total Short-Term Investments (Cost $841,254)		841,254
Total Investments 106.3% (Cost $410,507,556)		333,267,076
Liabilities Less Other Assets (6.3)%		(19,735,819)

Net Assets 100.0%		$313,531,257

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2015.

ADR American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Energy Fund

Sector Composition

December 31, 2015 (unaudited)

Energy	92.3%
Utilities	3.5%

95.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Industry Composition

December 31, 2015 (unaudited)

Integrated Oil & Gas	32.0%
Oil & Gas Equipment & Services	17.9%
Oil & Gas Exploration & Production	16.1%
Oil & Gas Storage & Transportation	14.1%
Oil & Gas Refining & Marketing	12.2%
Multi-Utilities	1.9%
Gas Utilities	1.6%

95.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON FINANCIAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.0%)
Asset Management & Custody Banks (11.2%)
4,500	Affiliated Managers Group, Inc.†	$718,920
15,700	GAMCO Investors, Inc., Class A	487,328
17,700	Invesco, Ltd.	592,596
78,600	Janus Capital Group, Inc.	1,107,474
35,600	Main Street Capital Corp.(a)	1,035,248
61,048	Triangle Capital Corp.(a)	1,166,627
26,900	Waddell & Reed Financial, Inc., Class A	770,954
38,700	WisdomTree Investments, Inc.	606,816

		6,485,963
Consumer Finance (8.9%)
69,800	Ally Financial, Inc.†	1,301,072
18,200	American Express Co.	1,265,810
25,200	Discover Financial Services	1,351,224
25,800	Encore Capital Group, Inc.† (a)	750,264
14,500	PRA Group, Inc.†	503,005

		5,171,375
Diversified Banks (19.6%)
166,300	Bank of America Corp.	2,798,829
28,700	Citigroup, Inc.	1,485,225
10,100	Credicorp, Ltd.	982,932
42,600	JPMorgan Chase & Co.	2,812,878
38,800	U.S. Bancorp	1,655,596
30,600	Wells Fargo & Co.	1,663,416

		11,398,876
Diversified Capital Markets (3.3%)
48,600	Deutsche Bank AG(a)	1,173,690
39,200	UBS Group AG†	759,304

		1,932,994

SCHEDULE OF INVESTMENTS

Insurance Brokers (3.6%)
11,400	Aon PLC	$1,051,194
26,100	Arthur J Gallagher & Co.	1,068,534

		2,119,728
Investment Banking & Brokerage (4.3%)
16,300	Charles Schwab Corp.	536,759
36,700	E*TRADE Financial Corp.†	1,087,788
26,700	Morgan Stanley	849,327

		2,473,874
Life & Health Insurance (6.5%)
67,700	CNO Financial Group, Inc.	1,292,393
13,800	Lincoln National Corp.	693,588
34,000	Sun Life Financial, Inc.	1,060,800
21,400	Unum Group	712,406

		3,759,187
Mortgage REIT’s (3.5%)
134,800	Annaly Capital Management, Inc., REIT	1,264,424
114,900	MFA Financial, Inc., REIT	758,340

		2,022,764
Multi-line Insurance (10.9%)
43,300	American International Group, Inc.	2,683,301
198,100	Genworth Financial, Inc., Class A†	738,913
42,924	Horace Mann Educators Corp.	1,424,218
40,110	Kemper Corp.	1,494,098

		6,340,530
Property & Casualty Insurance (3.3%)
49,500	XL Group PLC	1,939,410

Real Estate Services (7.2%)
55,900	CBRE Group, Inc., Class A†	1,933,022
13,900	Jones Lang LaSalle, Inc.	2,222,054

		4,155,076
Regional Banks (10.4%)
20,500	BancorpSouth, Inc.	491,795
85,200	Boston Private Financial Holdings, Inc.	966,168
70,600	Fifth Third Bancorp	1,419,060
150,300	First Commonwealth Financial Corp.	1,363,221

SCHEDULE OF INVESTMENTS

8,600	Signature Bank†	$1,318,982
3,800	SVB Financial Group†	451,820

		6,011,046
Retail REIT’s (2.1%)
24,000	Realty Income Corp., REIT(a)	1,239,120

Specialized Finance (2.1%)
10,900	MarketAxess Holdings, Inc.	1,216,331

Specialized REIT’s (1.1%)
24,700	Hospitality Properties Trust, REIT	645,905

Total Common Stocks (Cost $60,563,760)		56,912,179
Collateral for Securities on Loan (8.3%)
4,817,400	State Street Navigator Prime Portfolio, 0.31%	4,817,400

Total Collateral for Securities on Loan (Cost $4,817,400)		4,817,400
Short-Term Investments (1.9%)
$ 1,087,124	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/04/16	1,087,124

Total Short-Term Investments (Cost $1,087,124)		1,087,124
Total Investments 108.2% (Cost $66,468,284)		62,816,703
Liabilities Less Other Assets (8.2)%		(4,746,552)

Net Assets 100.0%		$58,070,151

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2015.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Financial Fund

Sector Composition

December 31, 2015 (unaudited)

Financial	98.0%

98.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Industry Composition

December 31, 2015 (unaudited)

Diversified Banks	19.6%
Asset Management & Custody Banks	11.2%
Multi-line Insurance	10.9%
Regional Banks	10.4%
Consumer Finance	8.9%
Real Estate Services	7.2%
Life & Health Insurance	6.5%
Investment Banking & Brokerage	4.3%
Insurance Brokers	3.6%
Mortgage REIT’s	3.5%
Diversified Capital Markets	3.3%
Property & Casualty Insurance	3.3%
Retail REIT’s	2.1%
Specialized Finance	2.1%
Specialized REIT’s	1.1%

98.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.7%)
Biotechnology (30.5%)
128,000	AbbVie, Inc.	$7,582,720
6,400	Alexion Pharmaceuticals, Inc.†	1,220,800
30,000	Amgen, Inc.	4,869,900
11,200	Biogen, Inc.†	3,431,120
76,300	Celgene Corp.†	9,137,688
26,782	Gilead Sciences, Inc.	2,710,070

		28,952,298
Health Care Services (7.4%)
365,423	BioTelemetry, Inc.†	4,268,141
11,000	Express Scripts Holding Co.†	961,510
14,200	Laboratory Corp. of America Holdings†	1,755,688

		6,985,339
Health Care Distributors (17.3%)
43,000	AmerisourceBergen Corp.	4,459,530
69,900	Cardinal Health, Inc.	6,239,973
29,100	McKesson Corp.	5,739,393

		16,438,896
Health Care Equipment (6.4%)
29,600	Becton, Dickinson & Co.	4,561,064
15,000	Zimmer Biomet Holdings, Inc.	1,538,850

		6,099,914
Health Care Facilities (3.2%)
44,200	HCA Holdings, Inc.†	2,989,246

Health Care Technology (1.0%)
15,600	Cerner Corp.†	938,652

Managed Health Care (12.1%)
20,500	Anthem, Inc.	2,858,520
13,300	CIGNA Corp.	1,946,189

SCHEDULE OF INVESTMENTS

56,200	UnitedHealth Group, Inc.	$6,611,368

		11,416,077
Pharmaceuticals (21.8%)
68,000	Bristol-Myers Squibb Co.	4,677,720
32,000	Eli Lilly & Co.	2,696,320
35,800	Jazz Pharmaceuticals PLC†	5,032,048
18,900	Johnson & Johnson	1,941,408
49,000	Merck & Co., Inc.	2,588,180
35,000	Mylan N.V.†	1,892,450
35,571	Sucampo Pharmaceuticals, Inc., Class A†	615,023
12,300	Valeant Pharmaceuticals International, Inc.†	1,250,295

		20,693,444

Total Common Stocks (Cost $92,779,599)		94,513,866
Total Investments 99.7% (Cost $92,779,599)		94,513,866
Other Assets Less Liabilities 0.3%		320,203

Net Assets 100.0%		$94,834,069

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Healthcare Fund

Sector Composition

December 31, 2015 (unaudited)

Health Care	99.7%

99.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Industry Composition

December 31, 2015 (unaudited)

Biotechnology	30.5%
Pharmaceuticals	21.8%
Health Care Distributors	17.3%
Managed Health Care	12.1%
Health Care Services	7.4%
Health Care Equipment	6.4%
Health Care Facilities	3.2%
Health Care Technology	1.0%

99.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON INDUSTRIALS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (96.5%)
Aerospace & Defense (29.1%)
5,000	Boeing Co.	$722,950
11,000	Curtiss-Wright Corp.	753,500
5,900	General Dynamics Corp.	810,424
8,700	Honeywell International, Inc.	901,059
1,100	Raytheon Co.	136,983
9,400	United Technologies Corp.	903,058

		4,227,974
Air Freight & Logistics (4.4%)
4,300	FedEx Corp.	640,657

Airlines (17.6%)
6,600	Alaska Air Group, Inc.	531,366
26,600	Delta Air Lines, Inc.	1,348,354
29,900	JetBlue Airways Corp.†	677,235

		2,556,955
Building Products (4.6%)
5,000	Apogee Enterprises, Inc.	217,550
8,000	Masco Corp.	226,400
20,000	PGT, Inc.†	227,800

		671,750
Construction & Engineering (5.8%)
9,900	Fluor Corp.	467,478
22,900	Tutor Perini Corp.†	383,346

		850,824
Construction & Farm Machinery & Heavy Trucks (3.2%)
2,500	Cummins, Inc.	220,025
3,500	Wabtec Corp.	248,920

		468,945

SCHEDULE OF INVESTMENTS

Industrial Conglomerates (4.6%)
7,200	Danaher Corp.	$668,736

Industrial Machinery (7.9%)
5,700	Crane Co.	272,688
3,000	Middleby Corp.†	323,610
3,200	Snap-on, Inc.	548,576

		1,144,874
Railroads (8.3%)
6,900	Genesee & Wyoming, Inc., Class A†	370,461
10,700	Union Pacific Corp.	836,740

		1,207,201
Trading Companies & Distributors (3.3%)
11,700	Fastenal Co.(a)	477,594

Trucking (7.7%)
3,600	JB Hunt Transport Services, Inc.	264,096
7,300	Landstar System, Inc.	428,145
7,500	Ryder System, Inc.	426,225

		1,118,466

Total Common Stocks (Cost $12,501,679)		14,033,976
Collateral for Securities on Loan (3.4%)
497,250	State Street Navigator Prime Portfolio, 0.31%	497,250

Total Collateral for Securities on Loan (Cost $497,250)		497,250
Short-Term Investments (4.7%)
$ 677,635	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/04/16	677,635

Total Short-Term Investments (Cost $677,635)		677,635
Total Investments 104.6% (Cost $13,676,564)		15,208,861
Liabilities Less Other Assets (4.6)%		(664,834)

Net Assets 100.0%		$14,544,027

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2015.

SCHEDULE OF INVESTMENTS

ICON Industrials Fund

Sector Composition

December 31, 2015 (unaudited)

Industrials	96.5%

96.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Industry Composition

December 31, 2015 (unaudited)

Aerospace & Defense	29.1%
Airlines	17.6%
Railroads	8.3%
Industrial Machinery	7.9%
Trucking	7.7%
Construction & Engineering	5.8%
Building Products	4.6%
Industrial Conglomerates	4.6%
Air Freight & Logistics	4.4%
Trading Companies & Distributors	3.3%
Construction & Farm Machinery & Heavy Trucks	3.2%

96.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON INFORMATION TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (94.8%)
Application Software (1.8%)
45,300	Mentor Graphics Corp.	$834,426

Data Processing & Outsourced Services (13.2%)
4,400	DST Systems, Inc.	501,864
7,400	Euronet Worldwide, Inc.†	535,982
277,400	Everi Holdings, Inc.†	1,217,786
14,700	Mastercard, Inc., Class A	1,431,192
16,100	MAXIMUS, Inc.	905,625
20,480	Visa, Inc., Class A	1,588,224

		6,180,673
Electronic Components (3.7%)
33,500	Rogers Corp.†	1,727,595

Electronic Equipment & Instruments (6.8%)
23,100	Cognex Corp.	780,087
11,191	Coherent, Inc.†	728,646
13,900	FEI Co.	1,109,081
20,200	Keysight Technologies, Inc.†	572,266

		3,190,080
Electronic Manufacturing Services (5.8%)
14,835	IPG Photonics Corp.† (a)	1,322,689
19,100	Methode Electronics, Inc.	607,953
12,100	TE Connectivity, Ltd.	781,781

		2,712,423
Home Entertainment Software (3.5%)
23,900	Electronic Arts, Inc.†	1,642,408

Internet Software & Services (21.6%)
3,800	Alphabet, Inc., Class A†	2,956,438
2,839	Alphabet, Inc., Class C†	2,154,460
32,900	Facebook, Inc., Class A†	3,443,314

SCHEDULE OF INVESTMENTS

19,200	j2 Global, Inc.	$1,580,544

		10,134,756
Semiconductor Equipment (4.9%)
54,997	Advanced Energy Industries, Inc.†	1,552,565
36,300	Teradyne, Inc.	750,321

		2,302,886
Semiconductors (16.3%)
8,800	Avago Technologies, Ltd.	1,277,320
34,900	M/A-COM Technology Solutions Holdings, Inc.† (a)	1,427,061
33,200	Microsemi Corp.†	1,081,988
31,300	Skyworks Solutions, Inc.	2,404,779
18,300	Synaptics, Inc.†	1,470,222

		7,661,370
Systems Software (6.6%)
29,500	Microsoft Corp.	1,636,660
40,300	Oracle Corp.	1,472,159

		3,108,819
Technology Hardware, Storage & Peripherals (10.6%)
47,300	Apple, Inc.	4,978,798

Total Common Stocks (Cost $36,342,081)		44,474,234
Collateral for Securities on Loan (3.8%)
1,793,171	State Street Navigator Prime Portfolio, 0.31%	1,793,171

Total Collateral for Securities on Loan (Cost $1,793,171)		1,793,171
Short-Term Investments (5.6%)
$ 2,625,648	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/04/16	2,625,648

Total Short-Term Investments (Cost $2,625,648)		2,625,648
Total Investments 104.2% (Cost $40,760,900)		48,893,053
Liabilities Less Other Assets (4.2)%		(1,961,300)

Net Assets 100.0%		$46,931,753

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2015.

SCHEDULE OF INVESTMENTS

ICON Information Technology Fund

Sector Composition

December 31, 2015 (unaudited)

Information Technology	94.8%

94.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Industry Composition

December 31, 2015 (unaudited)

Internet Software & Services	21.6%
Semiconductors	16.3%
Data Processing & Outsourced Services	13.2%
Technology Hardware, Storage & Peripherals	10.6%
Electronic Equipment & Instruments	6.8%
Systems Software	6.6%
Electronic Manufacturing Services	5.8%
Semiconductor Equipment	4.9%
Electronic Components	3.7%
Home Entertainment Software	3.5%
Application Software	1.8%

94.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON NATURAL RESOURCES FUND

(formerly the ICON Materials Fund)

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Common Stocks (89.5%)
Aluminum (1.1%)
75,000	Alcoa, Inc.	$740,250

Building Products (1.5%)
8,000	Apogee Enterprises, Inc.	348,080
15,000	Masco Corp.	424,500
20,000	PGT, Inc.†	227,800

		1,000,380
Commodity Chemicals (6.0%)
21,000	Cabot Corp.	858,480
90,702	Calgon Carbon Corp.	1,564,610
44,939	Methanex Corp.	1,483,436

		3,906,526
Construction Materials (14.4%)
93,000	Eagle Materials, Inc.	5,619,990
105,000	Headwaters, Inc.†	1,771,350
15,000	Martin Marietta Materials, Inc.	2,048,700

		9,440,040
Diversified Chemicals (13.1%)
68,745	Dow Chemical Co.	3,538,993
15,000	Eastman Chemical Co.	1,012,650
250,000	Huntsman Corp.	2,842,500
67,339	Olin Corp.	1,162,271

		8,556,414
Diversified Metals & Mining (1.2%)
120,000	Freeport-McMoRan, Inc.	812,400

Electric Utilities (2.1%)
8,000	Duke Energy Corp.	571,120
11,000	ITC Holdings Corp.	431,750

SCHEDULE OF INVESTMENTS

13,000	OGE Energy Corp.	$341,770

		1,344,640
Fertilizers & Agricultural Chemicals (10.8%)
5,500	Agrium, Inc.(a)	491,370
40,000	FMC Corp.	1,565,200
43,300	Monsanto Co.	4,265,916
12,000	Scotts Miracle-Gro Co., Class A	774,120

		7,096,606
Independent Power Producers & Energy Traders (0.8%)
55,000	AES Corp.	526,350

Industrial Gases (3.1%)
8,500	Airgas, Inc.	1,175,720
8,000	Praxair, Inc.	819,200

		1,994,920
Multi-Utilities (1.3%)
8,000	Dominion Resources, Inc.	541,120
3,500	Sempra Energy	329,035

		870,155
Paper Packaging (6.3%)
7,200	Avery Dennison Corp.	451,152
165,000	Graphic Packaging Holding Co.	2,116,950
25,000	Packaging Corp. of America	1,576,250

		4,144,352
Paper Products (7.5%)
15,000	Clearwater Paper Corp.†	682,950
95,000	International Paper Co.	3,581,500
35,000	PH Glatfelter Co.	645,400

		4,909,850
Precious Metals & Minerals (1.8%)
135,000	Stillwater Mining Co.†	1,156,950

Specialty Chemicals (15.1%)
43,000	Ashland, Inc.	4,416,100
17,000	Celanese Corp.	1,144,610
20,000	HB Fuller Co.	729,400
60,000	PolyOne Corp.	1,905,600

SCHEDULE OF INVESTMENTS

20,000	Valspar Corp.	$1,659,000

		9,854,710
Steel (3.4%)
20,000	Nucor Corp.	806,000
25,000	Reliance Steel & Aluminum Co.	1,447,750

		2,253,750

Total Common Stocks (Cost $71,683,907)		58,608,293
Exchange Traded Funds (9.4%)
50,000	Energy Select Sector SPDR Fund(a)	3,027,500
112,000	iShares North American Natural Resources ETF(a)	3,151,680

Total Exchange Traded Funds (Cost $6,681,608)		6,179,180
Collateral for Securities on Loan (4.5%)
2,935,840	State Street Navigator Prime Portfolio, 0.31%	2,935,840

Total Collateral for Securities on Loan (Cost $2,935,840)		2,935,840
Short-Term Investments (1.1%)
$ 695,479	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/04/16	695,479

Total Short-Term Investments (Cost $695,479)		695,479
Total Investments 104.5% (Cost $81,996,834)		68,418,792
Liabilities Less Other Assets (4.5)%		(2,927,420)

Net Assets 100.0%		$65,491,372

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2015.

SCHEDULE OF INVESTMENTS

ICON Natural Resources Fund (formerly the

ICON Materials Fund)

Sector Composition

December 31, 2015 (unaudited)

Materials	83.8%
Utilities	4.2%
Industrials	1.5%

89.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON Natural Resources Fund (formerly the

ICON Materials Fund)

Industry Composition

December 31, 2015 (unaudited)

Specialty Chemicals	15.1%
Construction Materials	14.4%
Diversified Chemicals	13.1%
Fertilizers & Agricultural Chemicals	10.8%
Paper Products	7.5%
Paper Packaging	6.3%
Commodity Chemicals	6.0%
Steel	3.4%
Industrial Gases	3.1%
Electric Utilities	2.1%
Precious Metals & Minerals	1.8%
Building Products	1.5%
Multi-Utilities	1.3%
Diversified Metals & Mining	1.2%
Aluminum	1.1%
Independent Power Producers & Energy Traders	0.8%

89.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON UTILITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.8%)
Electric Utilities (36.3%)
15,100	ALLETE, Inc.	$767,533
25,900	American Electric Power Co., Inc.	1,509,193
27,000	Duke Energy Corp.	1,927,530
29,200	Edison International	1,728,932
28,400	Eversource Energy	1,450,388
12,100	NextEra Energy, Inc.	1,257,069
43,200	OGE Energy Corp.	1,135,728
14,200	Pinnacle West Capital Corp.	915,616
10,700	Westar Energy, Inc.	453,787

		11,145,776
Gas Utilities (10.6%)
35,700	National Fuel Gas Co.(a)	1,526,175
38,300	South Jersey Industries, Inc.	900,816
15,100	Southwest Gas Corp.	832,916

		3,259,907
Independent Power Producers & Energy Traders (2.7%)
87,600	AES Corp.	838,332

Integrated Telecommunication Services (7.0%)
16,800	AT&T, Inc.	578,088
24,900	BCE, Inc.	961,638
13,000	Verizon Communications, Inc.	600,860

		2,140,586
Multi-Utilities (32.6%)
7,300	Alliant Energy Corp.	455,885
45,700	Ameren Corp.	1,975,611
24,200	Black Hills Corp.	1,123,606
86,300	CenterPoint Energy, Inc.	1,584,468
39,776	CMS Energy Corp.	1,435,118
15,100	DTE Energy Co.	1,210,869
23,900	Public Service Enterprise Group, Inc.	924,691

SCHEDULE OF INVESTMENTS

14,000	Sempra Energy	$1,316,140

		10,026,388
Oil & Gas Storage & Transportation (6.4%)
7,800	Magellan Midstream Partners L.P.	529,776
29,800	Spectra Energy Corp.	713,412
22,200	TransCanada Corp.(a)	723,498

		1,966,686
Wireless Telecommunication Services (3.2%)
49,100	SK Telecom Co., Ltd., ADR	989,365

Total Common Stocks (Cost $31,276,619)		30,367,040
Collateral for Securities on Loan (7.4%)
2,282,175	State Street Navigator Prime Portfolio, 0.31%	2,282,175

Total Collateral for Securities on Loan (Cost $2,282,175)		2,282,175
Short-Term Investments (1.2%)
$ 362,202	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/04/16	362,202

Total Short-Term Investments (Cost $362,202)		362,202
Total Investments 107.4% (Cost $33,920,996)		33,011,417
Liabilities Less Other Assets (7.4)%		(2,263,292)

Net Assets 100.0%		$30,748,125

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of December 31, 2015.

ADR American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Utilities Fund

Sector Composition

December 31, 2015 (unaudited)

Utilities	80.7%
Telecommunication Services	11.7%
Energy	6.4%

98.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Industry Composition

December 31, 2015 (unaudited)

Electric Utilities	36.3%
Multi-Utilities	32.6%
Gas Utilities	10.6%
Integrated Telecommunication Services	7.0%
Oil & Gas Storage & Transportation	6.4%
Wireless Telecommunication Services	3.2%
Independent Power Producers & Energy Traders	2.7%

98.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (75.6%)
Apparel Retail (0.5%)
9,100	Mr Price Group Ltd.	$117,685

Apparel, Accessories & Luxury Goods (0.5%)
3,600	Youngone Corp.*	128,292

Automobile Manufacturers (1.0%)
3,600	Maruti Suzuki India, Ltd.*	250,603

Building Products (1.6%)
152,000	China Lesso Group Holdings Ltd.*	105,482
1,000,000	Dynasty Ceramic PCL*	116,377
116,000	Sintex Industries Ltd.*	177,562

		399,421
Cable & Satellite (1.5%)
2,870	Naspers, Ltd., Class N*	392,284

Casinos & Gaming (1.1%)
8,800	Kangwon Land, Inc.*	287,218

Construction & Engineering (0.6%)
2,000	Hyundai Development Co-Engineering & Construction*	65,356
3,200	Hyundai Engineering & Construction Co. Ltd.*	76,820

		142,176
Construction Materials (1.0%)
19,500	Siam Cement PLC*	248,133

Diversified Banks (5.4%)
96,000	Akbank T.A.S.*	220,130
13,000	Barclays Africa Group, Ltd.*	120,618
15,000,000	Corpbanca S.A.*	120,249
15,200	HDFC Bank, Ltd.*	248,141
17,000	KB Financial Group, Inc.*	478,954
55,000	Malayan Banking Bhd*	107,405

SCHEDULE OF INVESTMENTS

10,800	Standard Bank Group, Ltd.*	$79,167

		1,374,664
Diversified Chemicals (1.0%)
39,400	Tata Chemicals, Ltd.*	244,769

Diversified Support Services (0.8%)
2,800	KEPCO Plant Service & Engineering Co., Ltd.*	211,802

Electric Utilities (2.0%)
7,600	Korea Electric Power Corp.*	321,990
88,000	Power Grid Corp. of India, Ltd.*	188,064

		510,054
Electrical Components & Equipment (0.6%)
41,363	Finolex Cables Ltd.*	157,276

Electronic Components (0.8%)
2,800	Largan Precision Co., Ltd.*	191,589

Electronic Equipment & Instruments (0.7%)
4,500	SFA Engineering Corp.*	188,804

Electronic Manufacturing Services (1.6%)
63,000	AAC Technologies Holdings, Inc.*	408,216

Environmental & Facilities Services (2.3%)
456,000	China Everbright International, Ltd.*	582,492

Fertilizers & Agricultural Chemicals (0.7%)
25,600	UPL, Ltd.*	168,207

Food Distributors (1.9%)
23,000	Hyundai Greenfood Co., Ltd.*	483,119

Forest Products (0.8%)
84,000	Century Plyboards India Ltd.*	214,529

Health Care Facilities (1.7%)
159,000	Life Healthcare Group Holdings, Ltd.*	360,920
34,000	Netcare Ltd.*	74,466

		435,386
Home Furnishings (0.9%)
1,210	Hanssem Co., Ltd.*	237,092

Household Appliances (2.8%)
6,600	Coway Co., Ltd.*	469,933

SCHEDULE OF INVESTMENTS

1,280	Cuckoo Electronics Co. Ltd.* †	$248,494

		718,427
Household Products (2.7%)
780	LG Household & Health Care, Ltd.*	692,627

Housewares & Specialties (0.4%)
91,000	Turk Sise ve Cam Fabrikalari A/S*	99,456

Hypermarkets & Super Centers (0.4%)
18,000	Big C Supercenter PCL*	100,602

Industrial Conglomerates (1.5%)
3,000	Aditya Birla Nuvo, Ltd.*	97,328
12,000	Beijing Enterprises Holdings, Ltd.*	72,416
990	SK Holdings Co., Ltd.*	201,708

		371,452
Integrated Oil & Gas (1.2%)
1,050,000	Esso Thailand PCL* †	145,002
1,800	MOL Hungarian Oil & Gas PLC*	87,791
11,600	PTT PCL*	78,118

		310,911
Internet Software & Services (3.2%)
240	NAVER Corp.*	133,833
35,045	Tencent Holdings, Ltd.*	687,080

		820,913
IT Consulting & Other Services (1.1%)
11,200	Infosys, Ltd.*	186,902
12,000	Wipro, Ltd.*	101,770

		288,672
Life & Health Insurance (3.0%)
240,000	Cathay Financial Holding Co. Ltd.*	336,226
50,000	China Life Insurance Co. Ltd., Class H*	160,830
49,000	Ping An Insurance Group Co., Class H*	269,592

		766,648
Motorcycle Manufacturers (1.6%)
10,300	Hero MotorCorp, Ltd.*	417,048

Multi-line Insurance (0.4%)
3,700	Bajaj Finserv Ltd.*	111,626

SCHEDULE OF INVESTMENTS

Multi-Sector Holdings (1.7%)
17,000	Ayala Corp.*	$272,455
53,000	Haci Omer Sabanci Holding A/S*	150,245

		422,700
Oil & Gas Drilling (0.3%)
23,000	Aban Offshore, Ltd.*	78,731

Oil & Gas Refining & Marketing (0.3%)
500,000	Petron Corp.*	74,003

Oil & Gas Storage & Transportation (0.3%)
4,500	Ultrapar Participacoes S.A.*	68,385

Other Diversified Financial Services (0.4%)
33,000	FirstRand Ltd.*	90,187

Packaged Foods & Meats (1.2%)
920	CJ CheilJedang Corp.*	294,267

Personal Products (0.3%)
8,000	Hengan International Group Co., Ltd.*	75,105

Pharmaceuticals (1.0%)
60,000	China Medical System Holdings, Ltd.*	87,780
3,800	Dr. Reddy’s Laboratories, Ltd.*	178,073

		265,853
Property & Casualty Insurance (2.3%)
8,000	Hyundai Marine & Fire Insurance Co., Ltd.*	245,120
1,300	Samsung Fire & Marine Insurance Co., Ltd.*	339,828

		584,948
Real Estate Development (3.5%)
1,380,000	AP Thailand PCL*	204,050
68,000	China Overseas Land & Investment, Ltd.*	235,862
106,000	China Resources Land, Ltd.*	306,732
34,000	Oberoi Realty, Ltd.*	137,437

		884,081
Real Estate Operating Companies (0.6%)
116,000	Central Pattana PCL*	150,725

Regional Banks (0.4%)
14,000	BNK Financial Group, Inc.*	99,735

SCHEDULE OF INVESTMENTS

Reinsurance (1.0%)
20,784	Korean Reinsurance Co.*	$249,899

Semiconductors (2.3%)
7,000	SK Hynix, Inc.* †	180,830
94,000	Taiwan Semiconductor Manufacturing Co., Ltd.*	405,539

		586,369
Specialized Finance (0.5%)
92,000	Bolsa Mexicana de Valores S.A.B. de C.V.	122,190

Specialty Stores (0.4%)
5,500	FF Group†	103,404

Technology Hardware, Storage & Peripherals (3.9%)
20,000	Catcher Technology Co., Ltd.*	166,728
89,000	Pegatron Corp.*	193,572
596	Samsung Electronics Co., Ltd.*	635,683

		995,983
Thrifts & Mortgage Finance (1.7%)
54,800	LIC Housing Finance Ltd.*	421,358

Tobacco (0.4%)
22,200	ITC, Ltd.*	110,060

Water Utilities (2.0%)
252,000	Beijing Enterprises Water Group, Ltd.* †	176,413
1,000,000	CT Environmental Group Ltd.*	329,854

		506,267
Wireless Telecommunication Services (3.8%)
15,000	Advanced Info Service PCL*	63,114
61,500	China Mobile, Ltd.*	692,250
50,000	Intouch Holdings PCL, Class F *	72,011
810	SK Telecom Co., Ltd.*	148,245

		975,620

Total Common Stocks (Cost $19,740,503)		19,232,063
Short-Term Investments (24.9%)
$ 3,333,548	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/04/16	3,333,548
3,000,000	State Street Global Advisors Treasury Fund, 0.04%, 12/01/30	3,000,000

SCHEDULE OF INVESTMENTS

Total Short-Term Investments (Cost $6,333,548)	6,333,548
Total Investments 100.5% (Cost $26,074,051)	25,565,611
Liabilities Less Other Assets (0.5)%	(139,413)

Net Assets 100.0%	$25,426,198

The accompanying notes are an integral part of the schedule of investments.

*	The value of foreign securities fair valued (Note 2) as of December 31, 2015 was 74.3% of net assets.
†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Emerging Markets Fund

Country Composition

December 31, 2015 (unaudited)

South Korea	25.2%
India	13.7%
China	8.3%
Hong Kong	8.1%
Taiwan	5.1%
South Africa	4.9%
Thailand	4.7%
Turkey	1.8%
Philippines	1.4%
Chile	0.5%
Mexico	0.5%
Greece	0.4%
Malaysia	0.4%
Brazil	0.3%
Hungary	0.3%

75.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Emerging Markets Fund

Sector Composition

December 31, 2015 (unaudited)

Financial	20.9%
Information Technology	14.4%
Consumer Discretionary	10.7%
Consumer Staples	6.9%
Industrials	6.6%
Utilities	4.0%
Telecommunication Services	3.8%
Materials	3.5%
Health Care	2.7%
Energy	2.1%

75.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Emerging Markets Fund

Industry Composition

December 31, 2015 (unaudited)

Diversified Banks	5.4%
Technology Hardware, Storage & Peripherals	3.9%
Wireless Telecommunication Services	3.8%
Real Estate Development	3.5%
Internet Software & Services	3.2%
Life & Health Insurance	3.0%
Household Appliances	2.8%
Household Products	2.7%
Environmental & Facilities Services	2.3%
Property & Casualty Insurance	2.3%
Semiconductors	2.3%
Electric Utilities	2.0%
Water Utilities	2.0%
Food Distributors	1.9%
Health Care Facilities	1.7%
Multi-Sector Holdings	1.7%
Thrifts & Mortgage Finance	1.7%
Building Products	1.6%
Electronic Manufacturing Services	1.6%
Motorcycle Manufacturers	1.6%
Cable & Satellite	1.5%
Industrial Conglomerates	1.5%
Integrated Oil & Gas	1.2%
Packaged Foods & Meats	1.2%
Casinos & Gaming	1.1%
IT Consulting & Other Services	1.1%
Automobile Manufacturers	1.0%
Construction Materials	1.0%
Diversified Chemicals	1.0%
Pharmaceuticals	1.0%
Reinsurance	1.0%
Other Industries (each less than 1%)	12.0%

75.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (84.4%)
Advertising (0.5%)
15,000	WPP PLC*	$345,027

Aerospace & Defense (2.3%)
5,400	Airbus Group SE*	363,892
87,000	BAE Systems PLC*	640,538
40,000	Meggitt PLC*	220,850
19,000	Zodiac Aerospace*	452,396

		1,677,676
Airlines (1.5%)
69,300	Air Canada†	511,349
37,150	Deutsche Lufthansa AG* †	585,152

		1,096,501
Airport Services (1.0%)
11,500	Fraport AG Frankfurt Airport Services Worldwide*	733,378

Alternative Carriers (0.3%)
63,000	TalkTalk Telecom Group PLC* (a)	202,204

Apparel, Accessories & Luxury Goods (0.4%)
20,000	Moncler S.p.A.*	278,318

Application Software (0.6%)
5,800	SAP SE*	460,248

Asset Management & Custody Banks (0.8%)
18,000	Deutsche Beteiligungs AG*	580,678

Auto Parts & Equipment (1.8%)
75,000	GKN PLC*	340,340
4,900	Linamar Corp.	264,636
12,000	Magna International, Inc.	486,695
33,000	Martinrea International, Inc.	250,654

		1,342,325

SCHEDULE OF INVESTMENTS

Automobile Manufacturers (0.9%)
7,800	Daimler AG*	$651,721

Broadcasting (0.4%)
6,100	ProSiebenSat.1 Media SE*	307,753

Building Products (1.1%)
4,000	Rockwool International AS, Class B*	562,244
150,000	Sintex Industries Ltd.*	229,607

		791,851
Cable & Satellite (2.6%)
11,400	Eutelsat Communications S.A.*	341,321
2,018	Naspers, Ltd., Class N*	275,829
7,300	Numericable-SFR SAS*	265,194
44,000	Quebecor, Inc., Class B(a)	1,077,343

		1,959,687
Communications Equipment (2.1%)
18,000	ADVA Optical Networking SE* †	217,342
153,000	Alcatel-Lucent	604,461
76,000	Telefonaktiebolaget LM Ericsson*	732,739

		1,554,542
Construction & Farm Machinery & Heavy Trucks (0.4%)
6,800	KION Group AG* †	337,196

Data Processing & Outsourced Services (2.4%)
169,000	Paysafe Group PLC* †	919,602
60,000	SafeCharge International Group Ltd.	219,361
12,500	Wirecard AG* (a)	624,813

		1,763,776
Diversified Banks (7.8%)
86,000	Axis Bank, Ltd.*	580,931
174,000	Banco Santander S.A.*	855,970
15,600	BNP Paribas*	882,606
42,900	Commerzbank AG* †	442,667
23,000	HDFC Bank, Ltd.*	375,477
13,000	KB Financial Group, Inc.*	366,259
250,000	Lloyds Banking Group PLC*	268,999
26,000	Nordea Bank AB*	285,266
27,000	Skandinaviska Enskilda Banken AB*	283,945
16,000	Societe Generale*	737,314

SCHEDULE OF INVESTMENTS

19,300	Sumitomo Mitsui Financial Group, Inc.*	$728,402

		5,807,836
Diversified Capital Markets (1.7%)
23,200	Close Brothers Group PLC*	457,492
12,000	Deutsche Bank AG*	291,416
26,000	UBS Group AG*	504,386

		1,253,294
Diversified Real Estate Activities (0.9%)
5,800	Daito Trust Construction Co., Ltd.*	669,961

Diversified Support Services (1.3%)
38,000	Babcock International Group PLC*	568,675
6,600	Cewe Stiftung & Co. KGAA	391,693

		960,368
Electric Utilities (1.8%)
19,000	Electricite de France S.A.*	279,822
120,000	Enel S.p.A.*	503,196
6,200	Korea Electric Power Corp.*	262,677
146,000	Power Grid Corp. of India, Ltd.*	312,015

		1,357,710
Electronic Components (0.9%)
12,500	Alps Electric Co., Ltd.*	338,975
65,000	Laird PLC*	339,717

		678,692
Electronic Equipment & Instruments (3.5%)
7,057	Ingenico Group*	890,741
14,240	Isra Vision AG*	993,580
28,595	Jenoptik AG*	444,303
11,400	Spectris PLC*	302,543

		2,631,167
Environmental & Facilities Services (0.7%)
410,000	China Everbright International, Ltd.*	523,732

Fertilizers & Agricultural Chemicals (0.8%)
220,000	Gujarat State Fertilizers & Chemicals, Ltd.*	245,925

SCHEDULE OF INVESTMENTS

51,000	UPL, Ltd.*	$335,100

		581,025
Food Distributors (0.8%)
29,000	Hyundai Greenfood Co., Ltd.*	609,150

Food Retail (0.9%)
7,000	Casino Guichard Perrachon S.A.* (a)	321,584
10,700	Kesko Oyj*	375,056

		696,640
Forest Products (0.4%)
131,000	Century Plyboards India Ltd.*	334,563

Health Care Equipment (0.8%)
32,000	GN Store Nord AS*	580,750

Highways & Railtracks (0.6%)
39,000	Groupe Eurotunnel SE*	485,202

Home Furnishings (0.4%)
1,400	Hanssem Co., Ltd.*	274,321

Home Improvement Retail (0.2%)
2,740	Hornbach Holding AG & Co. KGaA	182,384

Household Products (1.3%)
640	LG Household & Health Care, Ltd.*	568,309
16,000	Pigeon Corp.* (a)	388,161

		956,470
Hypermarkets & Super Centers (0.4%)
200,000	Robinsons Retail Holdings, Inc.*	267,956

Industrial Conglomerates (2.7%)
3,198	Daetwyler Holding AG*	456,883
25,000	Indus Holding AG*	1,202,556
3,650	Siemens AG*	353,122

		2,012,561
Industrial Machinery (2.6%)
2,200,000	EVA Precision Industrial Holdings, Ltd.*	389,359
99,000	Minebea Co., Ltd.*	847,635
13,200	NKT Holding AS*	681,389

		1,918,383

SCHEDULE OF INVESTMENTS

Integrated Telecommunication Services (1.5%)
20,300	Deutsche Telekom AG*	$364,601
44,000	Telenor ASA*	733,417

		1,098,018
IT Consulting & Other Services (2.6%)
5,629	Atos SE*	472,568
8,000	CANCOM SE*	377,876
5,000	Cap Gemini S.A.*	463,928
72,000	Fujitsu Ltd*	359,361
13,000	IT Holdings Corp.*	297,035

		1,970,768
Life & Health Insurance (2.6%)
51,000	Aegon N.V.*	288,428
190,000	Cathay Financial Holding Co. Ltd.*	266,179
60,000	Prudential PLC*	1,351,769

		1,906,376
Multi-line Insurance (2.8%)
2,000	Allianz SE*	352,556
49,000	Aviva PLC*	371,933
24,400	AXA S.A.*	666,695
8,400	Bajaj Finserv Ltd.*	253,422
14,000	Talanx AG*	430,563

		2,075,169
Multi-Sector Holdings (0.7%)
5,700	Groupe Bruxelles Lambert S.A.*	487,734

Multi-Utilities (1.6%)
22,100	Atco, Ltd., Class I(a)	570,189
34,900	Engie*	618,191

		1,188,380
Oil & Gas Refining & Marketing (0.3%)
500,000	NewOcean Energy Holdings Ltd.*	194,146

Oil & Gas Storage & Transportation (0.3%)
7,800	Enbridge, Inc.	259,305

Packaged Foods & Meats (0.7%)
7,100	Nestle S.A.*	527,070

SCHEDULE OF INVESTMENTS

Paper Packaging (1.4%)
10,000	Huhtamaki Oyj*	$362,874
25,200	Smurfit Kappa Group PLC*	645,398

		1,008,272
Pharmaceuticals (5.0%)
2,800	Bayer AG*	349,693
33,000	Cipla, Ltd.*	324,963
5,600	Novartis AG*	481,708
7,000	Novo Nordisk AS, Class B*	405,288
4,000	Roche Holding AG*	1,108,434
4,300	Sanofi*	366,453
7,900	Shire PLC*	541,998
1,500	Valeant Pharmaceuticals International, Inc.†	152,374

		3,730,911
Property & Casualty Insurance (0.8%)
18,000	NKSJ Holdings, Inc.*	591,024

Real Estate Development (1.2%)
90,000	China Overseas Land & Investment, Ltd.*	312,170
145,321	Oberoi Realty, Ltd.*	587,424

		899,594
Real Estate Operating Companies (0.8%)
6,000	Deutsche EuroShop AG*	262,826
10,200	Vonovia SE*	315,109

		577,935
Reinsurance (0.6%)
2,200	Muenchener Rueckversicherungs Gesellschaft AG*	438,321

Research & Consulting Services (1.8%)
6,510	Bertrandt AG*	780,957
6,400	Teleperformance*	538,159

		1,319,116
Security & Alarm Services (1.3%)
21,500	Loomis AB, Class B*	670,692
67,500	Prosegur Cia de Seguridad S.A.*	310,864

		981,556

SCHEDULE OF INVESTMENTS

Semiconductors (0.8%)
9,000	ams AG*	$300,857
18,100	ARM Holdings PLC*	275,881

		576,738
Specialized Finance (0.4%)
95,000	Power Finance Corp., Ltd.*	286,810

Specialty Chemicals (2.8%)
111,640	Borregaard ASA*	621,241
35,000	Hitachi Chemical Co., Ltd.*	555,262
29,000	Tokyo Ohka Kogyo Co., Ltd.*	921,544

		2,098,047
Specialty Stores (0.5%)
45,000	Sports Direct International PLC*	382,414

Thrifts & Mortgage Finance (0.9%)
127,000	Paragon Group of Cos. PLC*	660,233

Tires & Rubber (0.4%)
3,200	Cie Generale des Etablissements Michelin *	304,584

Trading Companies & Distributors (0.7%)
18,000	Travis Perkins PLC*	522,188

Trucking (1.0%)
43,000	TransForce, Inc.	733,707

Water Utilities (0.6%)
1,300,000	CT Environmental Group Ltd.*	428,810

Wireless Telecommunication Services (0.7%)
44,800	China Mobile, Ltd.*	504,273

Total Common Stocks (Cost $66,637,408)		62,616,545
Preferred Stock (0.7%)
Household Products (0.7%)
4,700	Henkel AG & Co. KGaA*	524,529

Total Preferred Stocks (Cost $520,079)		524,529
Real Estate Investment Trusts (1.6%)
173,000	Charter Hall Group, REIT*	568,300
14,300	Klepierre, REIT*	635,632

SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value
Total Real Estate Investment Trusts (Cost $1,278,562)	1,203,932
Collateral for Securities on Loan (3.9%)
2,873,286 State Street Navigator Prime Portfolio, 0.31%	$2,873,286

Total Collateral for Securities on Loan (Cost $2,873,286)	2,873,286
Short-Term Investments (18.2%)
$ 13,539,331 State Street Euro Dollar Time Deposit (USD), 0.01%, 01/04/16	13,539,331

Total Short-Term Investments (Cost $13,539,331)	13,539,331
Total Investments 108.8% (Cost $84,848,666)	80,757,623
Liabilities Less Other Assets (8.8)%	(6,559,491)

Net Assets 100.0%	$74,198,132

The accompanying notes are an integral part of the schedule of investments.

*	The value of foreign securities fair valued (Note 2) as of December 31, 2015 was 79.0% of net assets.
†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2015.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON International Equity Fund

Country Composition

December 31, 2015 (unaudited)

Germany	17.6%
France	12.8%
United Kingdom	9.9%
Japan	7.7%
Canada	5.5%
India	5.1%
Switzerland	4.2%
Denmark	3.0%
South Korea	2.8%
Sweden	2.7%
Hong Kong	2.6%
Norway	1.8%
Ireland	1.6%
Spain	1.5%
Isle Of Man	1.2%
Italy	1.1%
Finland	1.0%
Australia	0.8%
Belgium	0.7%
China	0.6%
Austria	0.4%
Netherlands	0.4%
Philippines	0.4%
South Africa	0.4%
Taiwan	0.4%
Guernsey	0.3%
United States	0.2%

86.7%

Percentages are based upon common, preferred and real estate investment trusts stocks as a percentage of net assets.

ICON International Equity Fund

Sector Composition

December 31, 2015 (unaudited)

Financial	23.9%
Industrials	19.0%
Information Technology	12.1%
Consumer Discretionary	8.1%
Health Care	5.8%
Materials	5.4%
Consumer Staples	4.8%
Utilities	4.4%
Telecommunication Services	2.6%
Energy	0.6%

86.7%

Percentages are based upon common, preferred and real estate investment trusts stocks as a percentage of net assets.

ICON International Equity Fund

Industry Composition

December 31, 2015 (unaudited)

Diversified Banks	7.8%
Pharmaceuticals	5.0%
Electronic Equipment & Instruments	3.5%
Multi-line Insurance	2.8%
Specialty Chemicals	2.8%
Industrial Conglomerates	2.7%
Cable & Satellite	2.6%
Industrial Machinery	2.6%
IT Consulting & Other Services	2.6%
Life & Health Insurance	2.6%
Data Processing & Outsourced Services	2.4%
Aerospace & Defense	2.3%
Communications Equipment	2.1%
Household Products	2.0%
Auto Parts & Equipment	1.8%
Electric Utilities	1.8%
Research & Consulting Services	1.8%
Diversified Capital Markets	1.7%
Multi-Utilities	1.6%
Airlines	1.5%
Integrated Telecommunication Services	1.5%
Paper Packaging	1.4%
Diversified Support Services	1.3%
Security & Alarm Services	1.3%
Real Estate Development	1.2%
Building Products	1.1%
Airport Services	1.0%
Trucking	1.0%
Other Industries (each less than 1%)	22.9%

86.7%

Percentages are based upon common, preferred and real estate investment trusts stocks as a percentage of net assets.

ICON BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (67.5%)
Basic Materials (1.1%)
$ 1,000,000	Alcoa, Inc.	5.13%	10/01/24	$910,000

Communications (3.1%)
500,000	Cincinnati Bell Telephone Co. LLC	6.30%	12/01/28	452,500
1,290,000	Cincinnati Bell, Inc.	8.38%	10/15/20	1,319,025
700,000	TCI Communications, Inc.	7.13%	02/15/28	905,215

				2,676,740
Consumer, Cyclical (9.8%)
3,250,000	CVS Health Corp.(a)	4.75%	12/01/22	3,482,404
1,300,000	Darden Restaurants, Inc.	7.05%	10/15/37	1,364,890
1,000,000	International Game Technology	5.35%	10/15/23	840,000
2,000,000	Pinnacle Entertainment, Inc.	7.50%	04/15/21	2,085,000
500,000	Pinnacle Entertainment, Inc.	6.38%	08/01/21	525,625

				8,297,919
Consumer, Non-cyclical (24.1%)
2,798,000	Altria Group, Inc.	9.25%	08/06/19	3,424,693
650,000	Bumble Bee Holdings, Inc.(a)	9.00%	12/15/17	658,125
1,000,000	CHS/Community Health Systems, Inc.	8.00%	11/15/19	1,007,500
1,500,000	HCA, Inc.	5.25%	04/15/25	1,511,250
1,900,000	inVentiv Health, Inc.(a)	9.00%	01/15/18	1,947,500
3,586,000	Kraft Heinz Foods Co.(a)	4.88%	02/15/25	3,811,829
2,565,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.75%	04/15/23	2,641,950
3,000,000	Pfizer, Inc.	5.80%	08/12/23	3,508,179
1,797,000	Prospect Medical Holdings, Inc.(a)	8.38%	05/01/19	1,868,880

				20,379,906
Energy (2.7%)
500,000	Bill Barrett Corp.(b)	7.00%	10/15/22	335,000
750,000	Noble Energy, Inc.	5.88%	06/01/22	713,475
500,000	Noble Energy, Inc.	5.88%	06/01/24	478,442

SCHEDULE OF INVESTMENTS

		Interest Rate	Maturity Date	Value
$ 1,000,000	Range Resources Corp.(b)	5.00%	08/15/22	$747,500

				2,274,417
Financial (18.7%)
1,366,000	Ally Financial, Inc.	8.00%	03/15/20	1,557,240
1,000,000	Denali Borrower LLC / Denali Finance Corp.(a)	5.63%	10/15/20	1,047,500
1,010,000	E*TRADE Financial Corp.	5.38%	11/15/22	1,057,975
1,015,000	Highmark, Inc.(a)	4.75%	05/15/21	1,030,888
1,000,000	Highmark, Inc.(a)	6.13%	05/15/41	991,769
1,094,000	KeyCorp Capital II	6.88%	03/17/29	1,237,490
2,439,000	MBIA, Inc.	6.63%	10/01/28	2,317,050
1,500,000	NTC Capital I, Series A, FRN(c)	0.84%	01/15/27	1,288,125
1,000,000	Prudential Financial, Inc., FRN(c)	8.88%	06/15/68	1,125,000
2,000,000	State Street Capital Trust I, FRN(c)	0.92%	05/15/28	1,717,500
2,800,000	USB Realty Corp., FRN(a) (c)	1.47%	01/15/17	2,520,000

				15,890,537
Industrials (8.0%)
3,086,250	General Electric Co., Series A(c)	4.00%	06/15/22	3,086,250
1,539,590	General Electric Co., Series B(c)	4.10%	12/15/22	1,535,741
1,260,000	Ingersoll-Rand Co.	6.39%	11/15/27	1,440,096
700,000	Vulcan Materials Co.	4.50%	04/01/25	693,000

				6,755,087

Total Corporate Bonds (Cost $58,525,701)				57,184,606
U.S. Treasury Obligation (1.1%)
1,001,670	Treasury Inflation Protected Security	0.13%	07/15/24	951,313
Total U.S. Treasury Obligations (Cost $956,859)				951,313

Collateralized Mortgage Obligations (CMO) (8.9%)
492,457	Citigroup Mortgage Loan Trust, Inc., Series 2013-J1, Class B3, CMO, VRN(a)(c)(d)	3.56%	10/25/43	482,719
1,301,379	MASTR Seasoned Securitization Trust, Inc., Series 2005-1, Class 1A1, CMO(c)	6.57%	09/25/32	1,415,269
1,180,949	Sequoia Mortgage Trust, Inc., Series 2013-1, Class B2, CMO, FRN(c) (d)	3.64%	02/25/43	1,137,031
1,892,476	Sequoia Mortgage Trust, Inc., Series 2013-10, Class B2, CMO, VRN(a) (c) (d)	3.58%	08/25/43	1,782,901

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$ 768,416	Sequoia Mortgage Trust, Inc., Series 2013-12, Class B3, CMO, VRN(a) (c) (d)	4.28%	12/25/43	$782,262
2,000,000	Towd Point Mortgage Trust, Inc., Series 2015-4, Class M2, CMO, VRN(a) (c)	3.75%	04/25/55	1,902,721

Total Collateralized Mortgage Obligations (Cost $7,681,021)				7,502,903
Foreign Corporate Bonds (3.1%)
Consumer, Cyclical (1.7%)
1,300,000	Air Canada(a)	8.75%	04/01/20	1,384,500

Energy (1.4%)
200,000	Encana Corp.	6.50%	02/01/38	160,041
1,000,000	BG Energy Capital PLC(a)	4.00%	10/15/21	1,037,807

				1,197,848

Total Foreign Corporate Bonds (Cost $2,681,461)				2,582,348

Shares or Principal Amount				Value
Preferred Stocks (8.5%)
Diversified Banks (2.2%)
50,000	GMAC Capital Trust I, Series 2			1,268,000
26,221	RBS Capital Funding Trust V, Series E			643,464

				1,911,464
Diversified REIT’s (0.9%)
58,356	Winthrop Realty Trust, REIT			756,877

Office REIT’s (4.7%)
88,230	Equity Commonwealth, Series E			2,257,806
69,852	Gramercy Property Trust, Inc., Series A(d)			1,732,329

				3,990,135
Specialized REIT’s (0.7%)
22,203	Digital Realty Trust, Inc., Series E(b)			573,504

Total Preferred Stocks (Cost $7,267,298)				7,231,980

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Closed-End Mutual Funds (8.3%)
$ 10,000	Advent/Claymore Enhanced Growth & Income Fund	$82,700
144,737	AllianceBernstein Income Fund, Inc.	1,110,133
31,098	Deutsche Global High Income Fund, Inc.	234,790
6,014	Deutsche High Income Opportunities Fund, Inc.	78,543
64,953	First Trust Mortgage Income Fund	944,417
13,170	Firsthand Technology Value Fund, Inc.	107,599
18,777	Fort Dearborn Income Securities, Inc.	272,454
123,344	Global High Income Fund, Inc.	1,048,424
695,725	Managed High Yield Plus Fund, Inc.(b)	1,224,476
185,331	Strategic Global Income Fund, Inc.	1,623,499
23,958	Western Asset/Claymore Inflation-Linked Securities & Income Fund	253,236

Total Closed-End Mutual Funds (Cost $7,272,827)		6,980,271
Collateral for Securities on Loan (1.4%)
1,183,450	State Street Navigator Prime Portfolio, 0.31%	1,183,450

Total Collateral for Securities on Loan (Cost $1,183,450)		1,183,450
Short-Term Investments (1.8%)
$ 1,553,969	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/04/16	1,553,969

Total Short-Term Investments (Cost $1,553,969)		1,553,969
Total Investments 100.6% (Cost $87,122,586)		85,170,840
Liabilities Less Other Assets (0.6)%		(470,275)

Net Assets 100.0%		$84,700,565

The accompanying notes are an integral part of the schedule of investments.

(a)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	All or a portion of the security was on loan as of December 31, 2015.
(c)	Floating Rate Security. Rate disclosed is as of December 31, 2015.
(d)	These securities are considered to be illiquid. The aggregate value of these securities at December 31, 2015 was $5,917,242, which represent 7.0% of the Fund’s Net Assets.

FRN  Floating Rate Note

REIT  Real Estate Investment Trust

VRN  Variable Rate Note

SCHEDULE OF INVESTMENTS

ICON Bond Fund

Credit Diversification

December 31, 2015 (unaudited)

Aaa	1.1%
A1	4.1%
A2	1.2%
A3	13.1%
A-	1.7%*
Baa1	8.2%
Baa2	10.6%
Baa3	6.8%
Ba1	8.4%
Ba2	3.2%
Ba3	1.8%
B1	4.5%
B2	5.6%
B3	3.1%
NR	7.2%

80.6%

*	Reflects S&P Rating of A- since a Moody’s rating is unavailable for MASTR Seasoned Security Trust 2005-1, CMO as of September 30, 2015.

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (81.9%)
Asset Management & Custody Banks (8.2%)
49,100	Ares Capital Corp.	$699,675
32,600	Arlington Asset Investment Corp., Class A(a)	431,298
18,700	Invesco, Ltd.	626,076
33,700	Main Street Capital Corp.(a)	979,996
39,841	Triangle Capital Corp.	761,362

		3,498,407
Auto Parts & Equipment (1.4%)
14,900	Johnson Controls, Inc.	588,401

Automobile Manufacturers (3.8%)
56,400	Ford Motor Co.	794,676
24,600	General Motors Co.	836,646

		1,631,322
Biotechnology (2.1%)
15,100	AbbVie, Inc.	894,524

Communications Equipment (1.3%)
20,200	Cisco Systems, Inc.	548,531

Construction & Farm Machinery & Heavy Trucks (1.5%)
7,300	Cummins, Inc.	642,473

Diversified Banks (3.9%)
39,400	Australia & New Zealand Banking Group, Ltd., ADR	796,668
13,200	JPMorgan Chase & Co.	871,596

		1,668,264
Diversified Chemicals (2.3%)
49,500	Huntsman Corp.	562,815
23,897	Olin Corp.	412,462

		975,277
Electric Utilities (2.9%)
16,800	ALLETE, Inc.	853,944

SCHEDULE OF INVESTMENTS

15,500	OGE Energy Corp.	$407,495

		1,261,439
Electronic Equipment & Instruments (1.8%)
90,300	Daktronics, Inc.	787,416

Fertilizers & Agricultural Chemicals (1.7%)
8,300	Agrium, Inc.(a)	741,522

Gas Utilities (1.4%)
14,000	National Fuel Gas Co.(a)	598,500

Housewares & Specialties (1.7%)
13,200	Tupperware Brands Corp.(a)	734,580

Insurance Brokers (2.2%)
23,200	Arthur J Gallagher & Co.	949,808

Integrated Telecommunication Services (5.1%)
13,800	AT&T, Inc.	474,858
23,300	BCE, Inc.	899,846
17,600	Verizon Communications, Inc.	813,472

		2,188,176
Life & Health Insurance (1.9%)
26,300	Sun Life Financial, Inc.	820,560

Mortgage REIT’s (1.3%)
61,000	Annaly Capital Management, Inc., REIT	572,180

Movies & Entertainment (3.6%)
10,100	Time Warner, Inc.	653,167
21,100	Viacom, Inc., Class B	868,476

		1,521,643
Multi-line Insurance (3.7%)
25,600	Horace Mann Educators Corp.	849,408
19,500	Kemper Corp.	726,375

		1,575,783
Multi-Utilities (7.0%)
15,900	Black Hills Corp.	738,237
36,900	CenterPoint Energy, Inc.	677,484
20,400	CMS Energy Corp.	736,032
10,700	DTE Energy Co.	858,033

		3,009,786

SCHEDULE OF INVESTMENTS

Oil & Gas Refining & Marketing (1.6%)
8,500	Phillips 66	$695,300

Oil & Gas Storage & Transportation (4.0%)
37,300	Spectra Energy Corp.	892,962
25,400	TransCanada Corp.(a)	827,786

		1,720,748
Packaged Foods & Meats (1.0%)
9,200	Cal-Maine Foods, Inc.(a)	426,328

Paper Products (1.7%)
19,200	International Paper Co.	723,840

Pharmaceuticals (2.1%)
16,900	Merck & Co., Inc.	892,658

Regional Banks (4.4%)
50,100	Fifth Third Bancorp	1,007,010
96,500	First Commonwealth Financial Corp.	875,255

		1,882,265
Residential REIT’s (1.0%)
5,600	Camden Property Trust, REIT	429,856

Soft Drinks (1.1%)
5,000	Dr. Pepper Snapple Group, Inc.	466,000

Technology Hardware, Storage & Peripherals (1.9%)
13,900	Western Digital Corp.	834,695

Thrifts & Mortgage Finance (1.8%)
44,600	Dime Community Bancshares, Inc.	780,054

Tobacco (2.5%)
7,400	Altria Group, Inc.	430,754
13,800	Reynolds American, Inc.	636,870

		1,067,624

Total Common Stocks (Cost $37,992,066)		35,127,960

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (4.7%)
Basic Materials (0.9%)
$ 400,000	Alcoa, Inc.	5.13%	10/01/24	$364,000

SCHEDULE OF INVESTMENTS

		Interest Rate	Maturity Date	Value
Consumer, Cyclical (1.8%)
$ 750,000	Darden Restaurants, Inc.	7.05%	10/15/37	$787,436

Energy (0.7%)
500,000	California Resources Corp.(a) (b)	6.00%	11/15/24	152,500
500,000	Denbury Resources, Inc.(a)	4.63%	07/15/23	160,940

				313,440
Financial (1.3%)
500,000	Ironshore Holdings US, Inc.(b)	8.50%	05/15/20	572,775

Total Corporate Bonds (Cost $2,737,238)				2,037,651

Shares or Principal Amount		Value
Preferred Stocks (4.7%)
Consumer Finance (1.5%)
24,792	Discover Financial Services, Series B	656,244

Diversified Banks (1.6%)
28,814	RBS Capital Funding Trust V, Series E	707,096

Office REIT’s (1.6%)
27,123	Gramercy Property Trust, Inc., Series A(c)	672,650

Total Preferred Stocks (Cost $2,045,703)		2,035,990
Convertible Preferred Stock (1.9%)
Diversified Banks (1.9%)
700	Wells Fargo & Co., Series L	812,700

Total Convertible Preferred Stocks (Cost $828,278)		812,700
Exchange Traded Funds (5.9%)
8,700	iShares Core U.S. Aggregate Bond ETF	939,687
8,200	iShares iBoxx Investment Grade Corporate Bond(a)	934,882
19,000	SPDR Barclays High Yield Bond ETF	644,290

Total Exchange Traded Funds (Cost $2,595,979)		2,518,859
Collateral for Securities on Loan (13.7%)
5,885,170	State Street Navigator Prime Portfolio, 0.31%	5,885,170

Total Collateral for Securities on Loan (Cost $5,885,170)		5,885,170

SCHEDULE OF INVESTMENTS

Short-Term Investments (0.7%)
$ 293,522	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/04/16	$293,522

Total Short-Term Investments (Cost $293,522)		293,522
Total Investments 113.5% (Cost $52,377,956)		48,711,852
Liabilities Less Other Assets (13.5)%		(5,798,793)

Net Assets 100.0%		$42,913,059

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of December 31, 2015.
(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	These securities are considered to be illiquid. The aggregate value of these securities at December 31, 2015 was $672,650, which represent 1.6% of the Fund’s Net Assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Equity Income Fund

Sector Composition

December 31, 2015 (unaudited)

Financial	30.0%
Utilities	11.3%
Consumer Discretionary	10.5%
Materials	5.7%
Energy	5.6%
Telecommunication & Utilities	5.1%
Information Technology	5.0%
Real Estate Investment Trusts	5.0%
Consumer Staples	4.6%
Health Care	4.2%
Industrials	1.5%

88.5%

Percentages are based upon common, convertible preferred and preferred stocks as a percentage of net assets.

ICON Equity Income Fund

Industry Composition

December 31, 2015 (unaudited)

Asset Management & Custody Banks	8.2%
Diversified Banks	7.4%
Multi-Utilities	7.0%
Integrated Telecommunication Services	5.1%
Regional Banks	4.4%
Oil & Gas Storage & Transportation	4.0%
Automobile Manufacturers	3.8%
Multi-line Insurance	3.7%
Movies & Entertainment	3.6%
Electric Utilities	2.9%
Tobacco	2.5%
Diversified Chemicals	2.3%
Insurance Brokers	2.2%
Biotechnology	2.1%
Pharmaceuticals	2.1%
Life & Health Insurance	1.9%
Technology Hardware, Storage & Peripherals	1.9%
Electronic Equipment & Instruments	1.8%
Thrifts & Mortgage Finance	1.8%
Fertilizers & Agricultural Chemicals	1.7%
Housewares & Specialties	1.7%
Paper Products	1.7%
Office REIT’s	1.6%
Oil & Gas Refining & Marketing	1.6%
Construction & Farm Machinery & Heavy Trucks	1.5%
Consumer Finance	1.5%
Auto Parts & Equipment	1.4%
Gas Utilities	1.4%
Communications Equipment	1.3%
Mortgage REIT’s	1.3%
Soft Drinks	1.1%
Packaged Foods & Meats	1.0%
Residential REIT’s	1.0%

88.5%

Percentages are based upon common, convertible preferred and preferred stocks as a percentage of net assets.

ICON FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.3%)
Asset Management & Custody Banks (2.5%)
94,900	Janus Capital Group, Inc.	$1,337,141

Auto Parts & Equipment (1.3%)
16,900	BorgWarner, Inc.	730,587

Automobile Manufacturers (3.7%)
36,000	Thor Industries, Inc.	2,021,400

Biotechnology (7.8%)
3,900	Biogen, Inc.†	1,194,765
25,300	Celgene Corp.†	3,029,928

		4,224,693
Construction Materials (2.8%)
11,100	Martin Marietta Materials, Inc.	1,516,038

Consumer Finance (2.7%)
50,800	Encore Capital Group, Inc.† (a)	1,477,264

Diversified Banks (5.9%)
190,600	Bank of America Corp.	3,207,798

Electric Utilities (1.9%)
39,500	OGE Energy Corp.	1,038,455

Electronic Components (2.6%)
27,300	Rogers Corp.†	1,407,861

Health Care Distributors (3.4%)
9,300	McKesson Corp.	1,834,239

Home Furnishings (3.4%)
9,800	Mohawk Industries, Inc.†	1,856,022

Home Improvement Retail (6.1%)
25,200	Home Depot, Inc.	3,332,700

Hotels, Resorts & Cruise Lines (4.6%)
11,100	Royal Caribbean Cruises, Ltd.	1,123,431

SCHEDULE OF INVESTMENTS

18,700	Wyndham Worldwide Corp.	$1,358,555

		2,481,986
Household Appliances (2.3%)
8,600	Whirlpool Corp.	1,263,082

Investment Banking & Brokerage (1.2%)
22,500	E*TRADE Financial Corp.†	666,900

Life & Health Insurance (3.2%)
91,700	CNO Financial Group, Inc.	1,750,553

Multi-line Insurance (6.0%)
19,000	American International Group, Inc.	1,177,430
55,800	Kemper Corp.	2,078,550

		3,255,980
Multi-Utilities (4.6%)
63,800	CenterPoint Energy, Inc.	1,171,368
36,800	CMS Energy Corp.	1,327,744

		2,499,112
Pharmaceuticals (4.0%)
15,300	Jazz Pharmaceuticals PLC†	2,150,568

Railroads (2.0%)
42,800	CSX Corp.	1,110,660

Real Estate Services (3.0%)
46,500	CBRE Group, Inc., Class A†	1,607,970

Regional Banks (14.1%)
92,300	Fifth Third Bancorp	1,855,230
183,700	First Commonwealth Financial Corp.	1,666,159
18,300	Signature Bank†	2,806,671
11,000	SVB Financial Group†	1,307,900

		7,635,960
Semiconductors (4.2%)
29,500	Skyworks Solutions, Inc.	2,266,485

Specialty Chemicals (4.7%)
24,800	Ashland, Inc.	2,546,960

Tires & Rubber (2.3%)
37,800	Goodyear Tire & Rubber Co.	1,234,926

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Total Common Stocks (Cost $52,742,144)		$54,455,340
Collateral for Securities on Loan (2.9%)
1,562,100	State Street Navigator Prime Portfolio, 0.31%	1,562,100

Total Collateral for Securities on Loan (Cost $1,562,100)		1,562,100
Total Investments 103.2% (Cost $54,304,244)		56,017,440
Liabilities Less Other Assets (3.2)%		(1,740,456)

Net Assets 100.0%		$54,276,984

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2015.

SCHEDULE OF INVESTMENTS

ICON Fund

Sector Composition

December 31, 2015 (unaudited)

Financial	38.6%
Consumer Discretionary	23.7%
Health Care	15.2%
Materials	7.5%
Information Technology	6.8%
Utilities	6.5%
Industrials	2.0%

100.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Fund

Industry Composition

December 31, 2015 (unaudited)

Regional Banks	14.1%
Biotechnology	7.8%
Home Improvement Retail	6.1%
Multi-line Insurance	6.0%
Diversified Banks	5.9%
Specialty Chemicals	4.7%
Hotels, Resorts & Cruise Lines	4.6%
Multi-Utilities	4.6%
Semiconductors	4.2%
Pharmaceuticals	4.0%
Automobile Manufacturers	3.7%
Health Care Distributors	3.4%
Home Furnishings	3.4%
Life & Health Insurance	3.2%
Real Estate Services	3.0%
Construction Materials	2.8%
Consumer Finance	2.7%
Electronic Components	2.6%
Asset Management & Custody Banks	2.5%
Household Appliances	2.3%
Tires & Rubber	2.3%
Railroads	2.0%
Electric Utilities	1.9%
Auto Parts & Equipment	1.3%
Investment Banking & Brokerage	1.2%

100.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (101.8%)
Asset Management & Custody Banks (3.4%)
61,800	Janus Capital Group, Inc.	$870,762

Automobile Manufacturers (2.8%)
13,100	Thor Industries, Inc.	735,565

Biotechnology (5.6%)
12,200	Celgene Corp.†	1,461,072

Construction Materials (2.0%)
3,700	Martin Marietta Materials, Inc.	505,346

Consumer Finance (2.8%)
24,800	Encore Capital Group, Inc.† (a)	721,184

Data Processing & Outsourced Services (3.6%)
9,500	Mastercard, Inc., Class A	924,920

Diversified Banks (6.4%)
98,400	Bank of America Corp.	1,656,072

Electric Utilities (2.4%)
23,700	OGE Energy Corp.	623,073

Electronic Components (3.9%)
19,700	Rogers Corp.†	1,015,929

Health Care Distributors (4.6%)
6,000	McKesson Corp.	1,183,380

Home Furnishings (2.6%)
3,600	Mohawk Industries, Inc.†	681,804

Home Improvement Retail (2.6%)
5,000	Home Depot, Inc.	661,250

Hotels, Resorts & Cruise Lines (5.1%)
4,800	Royal Caribbean Cruises, Ltd.	485,808
11,500	Wyndham Worldwide Corp.	835,475

		1,321,283

SCHEDULE OF INVESTMENTS

Household Appliances (2.2%)
3,800	Whirlpool Corp.	$558,106

Insurance Brokers (2.4%)
15,500	Arthur J Gallagher & Co.	634,570

Investment Banking & Brokerage (1.5%)
13,500	E*TRADE Financial Corp.†	400,140

Life & Health Insurance (2.8%)
38,200	CNO Financial Group, Inc.	729,238

Multi-line Insurance (6.6%)
11,600	American International Group, Inc.	718,852
26,800	Kemper Corp.	998,300

		1,717,152
Multi-Utilities (5.5%)
34,600	CenterPoint Energy, Inc.	635,256
22,100	CMS Energy Corp.	797,368

		1,432,624
Pharmaceuticals (4.6%)
8,400	Jazz Pharmaceuticals PLC†	1,180,704

Railroads (2.0%)
20,400	CSX Corp.	529,380

Real Estate Services (2.2%)
16,300	CBRE Group, Inc., Class A†	563,654

Regional Banks (14.0%)
29,400	Fifth Third Bancorp	590,940
91,400	First Commonwealth Financial Corp.	828,998
9,200	Signature Bank†	1,411,004
6,600	SVB Financial Group†	784,740

		3,615,682
Semiconductors (4.7%)
15,700	Skyworks Solutions, Inc.	1,206,231

Specialty Chemicals (2.6%)
6,500	Ashland, Inc.	667,550

Tires & Rubber (2.9%)
22,700	Goodyear Tire & Rubber Co.	741,609

Total Common Stocks (Cost $25,576,796)		26,338,280

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (2.9%)
762,600	State Street Navigator Prime Portfolio, 0.31%	$762,600

Total Collateral for Securities on Loan (Cost $762,600)		762,600
Total Investments 104.7% (Cost $26,339,396)		27,100,880
Liabilities Less Other Assets (4.7)%		(1,227,582)

Net Assets 100.0%		$25,873,298

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2015.

SCHEDULE OF INVESTMENTS

ICON Long/Short Fund

Sector Composition

December 31, 2015 (unaudited)

Financial	42.1%
Consumer Discretionary	18.2%
Health Care	14.8%
Information Technology	12.2%
Utilities	7.9%
Materials	4.6%
Industrials	2.0%

101.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund

Industry Composition

December 31, 2015 (unaudited)

Regional Banks	14.0%
Multi-line Insurance	6.6%
Diversified Banks	6.4%
Biotechnology	5.6%
Multi-Utilities	5.5%
Hotels, Resorts & Cruise Lines	5.1%
Semiconductors	4.7%
Health Care Distributors	4.6%
Pharmaceuticals	4.6%
Electronic Components	3.9%
Data Processing & Outsourced Services	3.6%
Asset Management & Custody Banks	3.4%
Tires & Rubber	2.9%
Automobile Manufacturers	2.8%
Consumer Finance	2.8%
Life & Health Insurance	2.8%
Home Furnishings	2.6%
Home Improvement Retail	2.6%
Specialty Chemicals	2.6%
Electric Utilities	2.4%
Insurance Brokers	2.4%
Household Appliances	2.2%
Real Estate Services	2.2%
Construction Materials	2.0%
Railroads	2.0%
Investment Banking & Brokerage	1.5%

101.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.9%)
Aerospace & Defense (3.4%)
5,449	Curtiss-Wright Corp.	$373,257

Asset Management & Custody Banks (4.7%)
23,000	Janus Capital Group, Inc.	324,070
12,600	WisdomTree Investments, Inc.	197,568

		521,638
Automobile Manufacturers (4.8%)
9,401	Thor Industries, Inc.	527,866

Biotechnology (4.4%)
16,800	Enzymotec, Ltd.†	164,640
2,975	Ligand Pharmaceuticals, Inc.†	322,550

		487,190
Building Products (2.3%)
12,500	Quanex Building Products Corp.	260,625

Consumer Finance (4.5%)
10,773	Encore Capital Group, Inc.†	313,279
5,453	PRA Group, Inc.†	189,164

		502,443
Diversified Chemicals (1.8%)
17,355	Huntsman Corp.	197,326

Electric Utilities (4.5%)
5,257	ALLETE, Inc.	267,213
8,900	Otter Tail Corp.	237,007

		504,220
Electronic Components (1.9%)
4,160	Rogers Corp.†	214,531

Electronic Equipment & Instruments (4.9%)
4,394	Coherent, Inc.†	286,093

SCHEDULE OF INVESTMENTS

3,265	FEI Co.	$260,515

		546,608
Electronic Manufacturing Services (2.0%)
2,500	IPG Photonics Corp.†	222,900

Gas Utilities (2.2%)
4,400	Southwest Gas Corp.	242,704

Health Care Services (3.0%)
28,611	BioTelemetry, Inc.†	334,176

Health Care Equipment (2.1%)
4,400	Greatbatch, Inc.†	231,000

Health Care Facilities (4.1%)
7,200	Acadia Healthcare Co., Inc.†	449,712

Housewares & Specialties (1.3%)
6,900	Libbey, Inc.	147,108

Insurance Brokers (2.2%)
7,700	Brown & Brown, Inc.	247,170

Internet Retail (3.2%)
16,300	Nutrisystem, Inc.	352,732

Internet Software & Services (4.2%)
5,714	j2 Global, Inc.	470,377

Leisure Products (3.1%)
6,900	Brunswick Corp.	348,519

Life & Health Insurance (2.9%)
16,800	CNO Financial Group, Inc.	320,712

Life Sciences Tools & Services (4.3%)
10,100	Cambrex Corp.†	475,609

Multi-line Insurance (6.5%)
8,100	Horace Mann Educators Corp.	268,758
12,300	Kemper Corp.	458,175

		726,933
Packaged Foods & Meats (2.1%)
20,100	Landec Corp.†	237,783

Paper Packaging (3.7%)
6,600	Avery Dennison Corp.	413,556

SCHEDULE OF INVESTMENTS

Pharmaceuticals (4.8%)
2,625	Lannett Co., Inc.†	$105,315
24,721	Sucampo Pharmaceuticals, Inc., Class A†	427,426

		532,741
Regional Banks (6.5%)
40,000	First Commonwealth Financial Corp.	362,800
9,700	Webster Financial Corp.	360,743

		723,543
Semiconductor Equipment (2.0%)
7,800	Advanced Energy Industries, Inc.†	220,194

Semiconductors (2.5%)
8,500	Microsemi Corp.†	277,015

Total Common Stocks (Cost $11,138,083)		11,110,188
Total Investments 99.9% (Cost $11,138,083)		11,110,188
Other Assets Less Liabilities 0.1%		12,524

Net Assets 100.0%		$11,122,712

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Opportunities Fund

Sector Composition

December 31, 2015 (unaudited)

Financial	27.3%
Health Care	22.7%
Information Technology	17.5%
Consumer Discretionary	12.4%
Utilities	6.7%
Industrials	5.7%
Materials	5.5%
Consumer Staples	2.1%

99.9%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Industry Composition

December 31, 2015 (unaudited)

Multi-line Insurance	6.5%
Regional Banks	6.5%
Electronic Equipment & Instruments	4.9%
Automobile Manufacturers	4.8%
Pharmaceuticals	4.8%
Asset Management & Custody Banks	4.7%
Consumer Finance	4.5%
Electric Utilities	4.5%
Biotechnology	4.4%
Life Sciences Tools & Services	4.3%
Internet Software & Services	4.2%
Health Care Facilities	4.1%
Paper Packaging	3.7%
Aerospace & Defense	3.4%
Internet Retail	3.2%
Leisure Products	3.1%
Health Care Services	3.0%
Life & Health Insurance	2.9%
Semiconductors	2.5%
Building Products	2.3%
Gas Utilities	2.2%
Insurance Brokers	2.2%
Health Care Equipment	2.1%
Packaged Foods & Meats	2.1%
Electronic Manufacturing Services	2.0%
Semiconductor Equipment	2.0%
Electronic Components	1.9%
Diversified Chemicals	1.8%
Housewares & Specialties	1.3%

99.9%

Percentages are based upon common stocks as a percentage of net assets.

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (54.5%)
Aerospace & Defense (1.7%)
2,973	Curtiss-Wright Corp.	$203,651
2,000	General Dynamics Corp.	274,720
4,000	Honeywell International, Inc.	414,280

		892,651
Air Freight & Logistics (0.6%)
2,000	FedEx Corp.	297,980

Airlines (1.2%)
10,000	Delta Air Lines, Inc.	506,900
2,000	United Continental Holdings†	114,600

		621,500
Application Software (0.5%)
7,179	Synchronoss Technologies, Inc.†	252,916

Asset Management & Custody Banks (1.5%)
15,600	Invesco, Ltd.	522,288
19,000	Janus Capital Group, Inc.	267,710

		789,998
Auto Parts & Equipment (0.9%)
4,600	BorgWarner, Inc.	198,858
2,200	Delphi Automotive PLC	188,606
2,500	Gentherm, Inc.†	118,500

		505,964
Automotive Retail (0.3%)
1,000	Advance Auto Parts, Inc.	150,510

Biotechnology (1.7%)
5,000	AbbVie, Inc.	296,200
1,000	Biogen, Inc.†	306,350

SCHEDULE OF INVESTMENTS

3,200	Gilead Sciences, Inc.	$323,808

		926,358
Broadcasting (0.5%)
6,200	CBS Corp., Class B	292,206

Building Products (0.5%)
9,000	Masco Corp.	254,700

Cable & Satellite (0.4%)
4,300	Comcast Corp., Class A	242,649

Commodity Chemicals (0.1%)
2,428	Methanex Corp.	80,148

Construction Materials (1.0%)
4,500	Eagle Materials, Inc.	271,935
1,800	Martin Marietta Materials, Inc.	245,844

		517,779
Consumer Finance (2.9%)
26,000	Ally Financial, Inc.†	484,640
3,000	American Express Co.	208,650
10,900	Discover Financial Services	584,458
8,900	Encore Capital Group, Inc.† (a)	258,812

		1,536,560
Data Processing & Outsourced Services (2.6%)
500	Alliance Data Systems Corp.†	138,285
1,500	DST Systems, Inc.(x)	171,090
5,000	Mastercard, Inc., Class A	486,800
7,400	Visa, Inc., Class A	573,870

		1,370,045
Diversified Banks (2.4%)
30,000	Bank of America Corp.	504,900
6,000	JPMorgan Chase & Co.	396,180
5,000	U.S. Bancorp	213,350
3,000	Wells Fargo & Co.	163,080

		1,277,510
Drug Retail (1.6%)
4,200	CVS Health Corp.	410,634

SCHEDULE OF INVESTMENTS

5,000	Walgreens Boots Alliance, Inc.	$425,775

		836,409
Electric Utilities (1.5%)
3,000	ALLETE, Inc.	152,490
13,000	ITC Holdings Corp.	510,250
5,000	OGE Energy Corp.	131,450

		794,190
Electronic Manufacturing Services (1.4%)
3,793	IPG Photonics Corp.† (a)	338,184
6,000	TE Connectivity, Ltd.	387,660

		725,844
Fertilizers & Agricultural Chemicals (0.4%)
2,000	Monsanto Co.	197,040

Gas Utilities (0.4%)
3,271	Atmos Energy Corp.	206,204

Health Care Distributors (1.4%)
1,500	Cardinal Health, Inc.	133,905
3,000	McKesson Corp.	591,690

		725,595
Health Care Facilities (0.8%)
6,500	HCA Holdings, Inc.†	439,595

Home Furnishings (0.5%)
1,500	Mohawk Industries, Inc.†	284,085

Home Improvement Retail (1.2%)
1,500	Home Depot, Inc.	198,375
5,500	Lowe’s Cos., Inc.	418,220

		616,595
Hotels, Resorts & Cruise Lines (1.2%)
2,500	Royal Caribbean Cruises, Ltd.	253,025
5,500	Wyndham Worldwide Corp.	399,575

		652,600
Household Appliances (0.4%)
1,500	Whirlpool Corp.	220,305

SCHEDULE OF INVESTMENTS

Housewares & Specialties (0.5%)
5,000	Jarden Corp.†	$285,600

Independent Power Producers & Energy Traders (0.4%)
25,000	AES Corp.	239,250

Insurance Brokers (0.3%)
3,500	Arthur J Gallagher & Co.	143,290

Integrated Telecommunication Services (0.8%)
8,000	AT&T, Inc.	275,280
4,000	BCE, Inc.	154,480

		429,760
Internet Software & Services (2.1%)
801	Alphabet, Inc., Class C†	607,863
5,000	Facebook, Inc., Class A†	523,300

		1,131,163
IT Consulting & Other Services (0.3%)
1,700	Accenture PLC, Class A	177,650

Life & Health Insurance (1.0%)
8,000	Lincoln National Corp.	402,080
4,975	Sun Life Financial, Inc.	155,220

		557,300
Managed Health Care (1.0%)
2,000	Aetna, Inc.	216,240
2,000	CIGNA Corp.(x)	292,660

		508,900
Multi-line Insurance (1.1%)
5,000	American International Group, Inc.	309,850
7,000	Kemper Corp.	260,750

		570,600
Multi-Utilities (2.0%)
4,000	Ameren Corp.	172,920
11,200	CMS Energy Corp.	404,096
5,000	Sempra Energy	470,050

		1,047,066
Oil & Gas Equipment & Services (0.5%)
3,800	Schlumberger, Ltd.	265,050

SCHEDULE OF INVESTMENTS

Oil & Gas Refining & Marketing (0.5%)
5,000	Marathon Petroleum Corp.	$259,200

Oil & Gas Storage & Transportation (0.7%)
8,000	Plains All American Pipeline L.P.	184,800
9,000	Spectra Energy Corp.	215,460

		400,260
Packaged Foods & Meats (0.6%)
6,000	Tyson Foods, Inc., Class A	319,980

Pharmaceuticals (2.4%)
2,100	Allergan PLC† (x)	656,250
2,000	Jazz Pharmaceuticals PLC†	281,120
3,500	Johnson & Johnson	359,520

		1,296,890
Property & Casualty Insurance (0.9%)
12,500	XL Group PLC	489,750

Railroads (1.1%)
7,300	Union Pacific Corp.	570,860

Real Estate Services (1.6%)
20,000	CBRE Group, Inc., Class A†	691,600
1,000	Jones Lang LaSalle, Inc.	159,860

		851,460
Regional Banks (2.0%)
13,000	Fifth Third Bancorp	261,300
2,800	Signature Bank†	429,436
3,300	SVB Financial Group†	392,370

		1,083,106
Semiconductor Equipment (0.5%)
13,000	Applied Materials, Inc.	242,710

Semiconductors (0.7%)
2,000	Avago Technologies, Ltd.	290,300
1,100	Synaptics, Inc.†	88,374

		378,674
Specialty Chemicals (1.2%)
6,000	Ashland, Inc.(x)	616,200

SCHEDULE OF INVESTMENTS

Specialty Stores (0.3%)
1,500	Signet Jewelers, Ltd.			$185,535

Technology Hardware, Storage & Peripherals (0.8%)
3,900	Apple, Inc.(x)			410,514

Trucking (0.9%)
3,000	Old Dominion Freight Line, Inc.†			177,210
5,000	Ryder System, Inc.			284,150

				461,360
Wireless Telecommunication Services (0.7%)
10,000	T-Mobile US, Inc.†			391,200

Total Common Stocks (Cost $28,457,065)				29,021,264

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (18.7%)
Basic Materials (0.4%)
$200,000	Alcoa, Inc.	5.13%	10/01/24	182,000

Communications (1.4%)
260,000	Cincinnati Bell, Inc.	8.38%	10/15/20	265,850
100,000	EarthLink Holdings Corp.	7.38%	06/01/20	101,750
300,000	TCI Communications, Inc.	7.13%	02/15/28	387,949

				755,549
Consumer, Cyclical (2.3%)
500,000	CVS Health Corp.(b)	4.75%	12/01/22	535,754
200,000	Darden Restaurants, Inc.	7.05%	10/15/37	209,983
100,000	International Game Technology	5.35%	10/15/23	84,000
390,000	Pinnacle Entertainment, Inc.	7.50%	04/15/21	406,575

				1,236,312
Consumer, Non-cyclical (6.3%)
328,000	Altria Group, Inc.	9.25%	08/06/19	401,465
350,000	Bumble Bee Holdings, Inc.(b)	9.00%	12/15/17	354,375
250,000	CHS/Community Health Systems, Inc.	8.00%	11/15/19	251,875
300,000	HCA, Inc.	5.25%	04/15/25	302,250
318,000	inVentiv Health, Inc.(b)	9.00%	01/15/18	325,950
520,000	Kraft Heinz Foods Co.(b)	4.88%	02/15/25	552,747
444,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.75%	04/15/23	457,320

SCHEDULE OF INVESTMENTS

		Interest Rate	Maturity Date	Value
$300,000	Pfizer, Inc.	5.80%	08/12/23	$350,818
300,000	Prospect Medical Holdings, Inc.(b)	8.38%	05/01/19	312,000
42,000	United Rentals North America, Inc.	8.25%	02/01/21	43,942

				3,352,742
Energy (1.1%)
100,000	Bill Barrett Corp.(a)	7.00%	10/15/22	67,000
250,000	Noble Energy, Inc.	5.88%	06/01/22	237,825
150,000	Noble Energy, Inc.	5.88%	06/01/24	143,533
200,000	Range Resources Corp.(a)	5.00%	08/15/22	149,500

				597,858
Financial (5.1%)
240,000	Ally Financial, Inc.	8.00%	03/15/20	273,600
378,000	City National Corp.	5.25%	09/15/20	419,746
250,000	Denali Borrower LLC / Denali Finance Corp.(b)	5.63%	10/15/20	261,875
135,000	E*TRADE Financial Corp.	5.38%	11/15/22	141,413
170,000	Highmark, Inc.(b)	4.75%	05/15/21	172,661
225,000	Highmark, Inc.(b)	6.13%	05/15/41	223,148
100,000	ILFC E-Capital Trust II, FRN(b) (c)	4.74%	12/21/65	92,000
200,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.(b)	5.88%	03/15/22	208,000
200,000	NTC Capital I, Series A, FRN(c)	0.84%	01/15/27	171,750
151,000	PNC Preferred Funding Trust II, FRN(b) (c)	1.73%	03/15/17	135,145
200,000	Prudential Financial, Inc., FRN(c)	8.88%	06/15/68	225,000
250,000	State Street Capital Trust I, FRN(c)	0.92%	05/15/28	214,687
200,000	USB Realty Corp., FRN(b) (c)	1.47%	01/15/17	180,000

				2,719,025
Industrials (2.1%)
617,250	General Electric Co., Series A(c)	4.00%	06/15/22	617,250
236,860	General Electric Co., Series B(c)	4.10%	12/15/22	236,268
150,000	Ingersoll-Rand Co.	6.39%	11/15/27	171,440
51,000	Ingersoll-Rand Co.	6.44%	11/15/27	60,875
50,000	Vulcan Materials Co.	4.50%	04/01/25	49,500

				1,135,333

Total Corporate Bonds (Cost $10,199,835)				9,978,819
U.S. Treasury Obligations (5.1%)
456,764	Treasury Inflation Protected Security	0.13%	04/15/19	454,081

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$750,000	U.S. Treasury Note	1.88%	05/31/22	$742,734
500,000	U.S. Treasury Note	2.13%	09/30/21	505,273
500,000	U.S. Treasury Note	1.00%	09/15/17	499,707
500,000	U.S. Treasury Note	2.00%	08/15/25	487,520

Total U.S. Treasury Obligations (Cost $2,692,362)				2,689,315
Collateralized Mortgage Obligations (CMO) (2.2%)
196,983	Citigroup Mortgage Loan Trust, Inc., Series 2013-J1, Class B3, CMO, VRN(b)(c)(d)	3.56%	10/25/43	193,088
394,357	MASTR Seasoned Securitization Trust, Inc., Series 2005-1, Class 1A1, CMO(c)	6.57%	09/25/32	428,869
216,117	Sequoia Mortgage Trust, Inc., Series 2013-12, Class B3, CMO, VRN,(b) (c) (d)	4.28%	12/25/43	220,011
189,248	Sequoia Mortgage Trust, Inc., Series 2013-10, Class B2, CMO, VRN(b) (c) (d)	3.58%	08/25/43	178,290
181,684	Sequoia Mortgage Trust, Inc., Series 2013-1, Class B2, CMO, FRN(c) (d)	3.64%	02/25/43	174,928

Total Collateralized Mortgage Obligations (Cost $1,212,953)				1,195,186
Foreign Corporate Bonds (1.0%)
Consumer, Cyclical (0.4%)
190,000	Air Canada(b)	8.75%	04/01/20	202,350
Energy (0.6%)
200,000	BG Energy Capital PLC(b)	4.00%	10/15/21	207,561
125,000	Encana Corp.	6.50%	02/01/38	100,026

				307,587

Total Foreign Corporate Bonds (Cost $539,930)				509,937

Shares or Principal Amount				Value
Preferred Stocks (3.8%)
Diversified Banks (0.8%)
13,100	GMAC Capital Trust I, Series 2			332,216
2,830	RBS Capital Funding Trust V, Series E			69,448

				401,664
Diversified REIT’s (0.5%)
22,020	Winthrop Realty Trust, REIT			285,599

SCHEDULE OF INVESTMENTS

Office REIT’s (1.9%)
26,656	Equity Commonwealth, Series E		$682,127
13,696	Gramercy Property Trust, Inc., Series A(d)		339,661

			1,021,788
Specialized REIT’s (0.6%)
11,653	Digital Realty Trust, Inc., Series E		300,997

Total Preferred Stocks (Cost $2,034,212)			2,010,048
Closed-End Mutual Funds (5.8%)
17,005	Advent/Claymore Enhanced Growth & Income Fund		140,631
96,807	AllianceBernstein Income Fund, Inc.		742,510
14,476	Delaware Investments Dividend & Income Fund, Inc.		127,678
27,609	Deutsche Global High Income Fund, Inc.		208,448
4,165	Diversified Real Asset Income Fund		64,599
17,000	First Trust Dividend and Income Fund		143,820
14,159	First Trust Mortgage Income Fund		205,872
2,813	Firsthand Technology Value Fund, Inc.		22,982
13,059	Fort Dearborn Income Securities, Inc.		189,486
20,327	Global High Income Fund, Inc.		172,780
106,467	Managed High Yield Plus Fund, Inc.		187,382
23,941	Neuberger Berman Real Estate Securities Income Fund, Inc.		119,944
27,806	Strategic Global Income Fund, Inc.		243,581
12,351	Western Asset/Claymore Inflation-Linked Securities & Income Fund		130,550
7,400	Zweig Fund, Inc.		97,236
24,893	Zweig Total Return Fund, Inc.		303,197

Total Closed-End Mutual Funds (Cost $3,192,477)			3,100,696
Exchange Traded Funds (2.9%)
30,000	iShares Currency Hedged MSCI Eurozone ETF(a)		774,600
19,100	iShares Europe ETF(a)		766,101

Total Exchange Traded Funds (Cost $1,598,943)			1,540,701

Underlying Security/Expiration Date/Exercise Price		Contracts*	Value
Put Options Purchased (0.2%)
S+P 500 Index, February 2016, 1,925.00		5	9,450
S+P 500 Index, February 2016, 1,950.00		45	102,150
S+P 500 Index, January 2016, 1,850.00		15	1,913
S+P 500 Index, January 2016, 1,900.00		40	9,900

Total Put Options Purchased (Cost $173,612)			123,413

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (2.0%)
1,082,579	State Street Navigator Prime Portfolio, 0.31%	$1,082,579

Total Collateral for Securities on Loan (Cost $1,082,579)		1,082,579
Short-Term Investments (5.3%)
$2,799,799	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/04/16	2,799,799

Total Short-Term Investments (Cost $2,799,799)		2,799,799
Total Investments 101.5% (Cost $53,983,767)		54,051,757
Liabilities Less Other Assets (1.5)%		(818,076)

Net Assets 100.0%		$53,233,681

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.
x	All or a portion of the security is pledged as collateral for call options written.
†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2015.
(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Floating Rate Security. Rate disclosed is as of December 31, 2015.
(d)	These securities are considered to be illiquid. The aggregate value of these securities at December 31, 2015 was $1,105,978, which represent 2.1% of the Fund’s Net Assets.
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
VRN	Variable Rate Note

SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF WRITTEN CALL OPTIONS

DECEMBER 31, 2015 (UNAUDITED)

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
S+P 500 Index, February 2016, 2,125.00	20	$17,600

Total Options Written (Premiums received $27,223)		$17,600

*	All options have 100 shares per contract.

The accompanying notes are an integral part of the schedule of investments.

SCHEDULE OF INVESTMENTS

ICON Risk-Managed Balanced Fund

Sector Composition

December 31, 2015 (unaudited)

Financial	17.5%
Information Technology	8.8%
Health Care	7.3%
Consumer Discretionary	6.4%
Industrials	6.0%
Utilities	5.1%
Materials	2.6%
Consumer Staples	2.2%
Energy	1.7%
Telecommunication Services	0.7%

58.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Industry Composition

December 31, 2015 (unaudited)

Diversified Banks	3.1%
Consumer Finance	2.9%
Data Processing & Outsourced Services	2.6%
Pharmaceuticals	2.4%
Internet Software & Services	2.1%
Multi-Utilities	2.0%
Regional Banks	2.0%
Office REIT’s	1.9%
Aerospace & Defense	1.7%
Biotechnology	1.7%
Drug Retail	1.6%
Real Estate Services	1.6%
Asset Management & Custody Banks	1.5%
Electric Utilities	1.5%
Electronic Manufacturing Services	1.4%
Health Care Distributors	1.4%
Airlines	1.2%
Home Improvement Retail	1.2%
Hotels, Resorts & Cruise Lines	1.2%
Specialty Chemicals	1.2%
Multi-line Insurance	1.1%
Railroads	1.1%
Construction Materials	1.0%
Life & Health Insurance	1.0%
Managed Health Care	1.0%
Other Industries (each less than 1%)	16.9%

58.3%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Credit Diversification

December 31, 2015 (unaudited)

Aaa	5.1%
A1	0.6%
A2	0.4%
A3	4.2%
A-	0.8%*
Baa1	1.7%
Baa2	3.0%
Baa3	2.3%
Ba1	1.8%
Ba2	0.5%
Ba3	0.7%
B1	1.5%
B2	1.9%
B3	1.1%
NR	1.4%

27.0%

*	Reflects S&P Rating of A- since a Moody’s rating is unavailable for MASTR Seasoned Security Trust 2005-1, CMO as of September 30, 2015.

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Natural Resources Fund (formerly the ICON Materials Fund) (“Natural Resources Fund”), ICON Utilities Fund (“Utilities Fund”), ICON Emerging Markets Fund (“Emerging Markets Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) and ICON Opportunities Fund (“Opportunities Fund”).

Each Fund, with the exception of the Opportunities Fund, Consumer Discretionary Fund Consumer Staples Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund and Utilities Fund offer three classes of shares: Class S, Class C, and Class A. The Opportunities Fund is a single-class fund. The Consumer Discretionary Fund, Consumer Staples Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund and Utilities Fund offer two classes of shares: Class S and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds, like all investments in securities, may have elements of risk, including the risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund, Equity Income Fund and the Risk-Managed Balanced Fund may invest in medium-and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds are also less liquid (more difficult to sell) than equities and higher credit bonds. These illiquid securities are harder to sell; or value, especially in changing markets, such as now with rising interest rates. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Balanced Fund invests in call options; selling/writing call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of December 31, 2015, the ICON Fund, Equity Income Fund, Long/Short Fund and Opportunities Fund have significant weighting in the Financial sector, the Energy Fund has a significant weighting in the Integrated Oil & Gas industry, the Healthcare Fund has a significant weighting in the Biotechnology industry, the Industrials Fund has a significant weighting in the Aerospace & Defense industry, Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry and the Emerging Markets Fund has a significant weighting in South Korean securities.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Effective March 1, 2016, options will be valued at their closing mid-price on the market with the last bid and ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on December 31, 2015:

	Level 1	Level 2	Level 3	Total
ICON Consumer Discretionary Fund*
Assets
Common Stocks	$41,160,465	$—	$—	$41,160,465
Collateral for Securities on Loan	—	2,415,067	—	2,415,067
Short-Term Investments	—	9,131,243	—	9,131,243

Total	$41,160,465	$11,546,310	$—	$52,706,775

ICON Consumer Staples Fund*
Assets
Common Stocks	$9,466,312	$—	$—	$9,466,312
Collateral for Securities on Loan	—	144,725	—	144,725
Short-Term Investments	1,820,000	410,989	—	2,230,989

Total	$11,286,312	$555,714	$—	$11,842,026

ICON Energy Fund*
Assets
Common Stocks	$300,307,085	$—	$—	$300,307,085
Exchange Traded Fund	7,122,854	—	—	7,122,854
Collateral for Securities on Loan	—	24,995,883	—	24,995,883
Short-Term Investments	—	841,254	—	841,254

Total	$307,429,939	$25,837,137	$—	$333,267,076

ICON Financial Fund*
Assets
Common Stocks	$56,912,179	$—	$—	$56,912,179
Collateral for Securities on Loan	—	4,817,400	—	4,817,400
Short-Term Investments	—	1,087,124	—	1,087,124

Total	$56,912,179	$5,904,524	$—	$62,816,703

ICON Healthcare Fund*
Assets
Common Stocks	$94,513,866	$—	$—	$94,513,866

Total	$94,513,866	$—	$—	$94,513,866

ICON Industrials Fund*
Assets
Common Stocks	$14,033,976	$—	$—	$14,033,976
Collateral for Securities on Loan	—	497,250	—	497,250
Short-Term Investments	—	677,635	—	677,635

Total	$14,033,976	$1,174,885	$—	$15,208,861

ICON Information Technology Fund*
Assets
Common Stocks	$44,474,234	$—	$—	$44,474,234
Collateral for Securities on Loan	—	1,793,171	—	1,793,171
Short-Term Investments	—	2,625,648	—	2,625,648

Total	$44,474,234	$4,418,819	$—	$48,893,053

ICON Natural Resources Fund (formerly the ICON Materials Fund)*
Assets
Common Stocks	$58,608,293	$—	$—	$58,608,293
Exchange Traded Funds	6,179,180	—	—	6,179,180
Collateral for Securities on Loan	—	2,935,840	—	2,935,840
Short-Term Investments	—	695,479	—	695,479

Total	$64,787,473	$3,631,319	$—	$68,418,792

ICON Utilities Fund*
Assets
Common Stocks	$30,367,040	$—	$—	$30,367,040
Collateral for Securities on Loan	—	2,282,175	—	2,282,175
Short-Term Investments	—	362,202	—	362,202

Total	$30,367,040	$2,644,377	$—	$33,011,417

ICON Emerging Markets Fund*
Assets
Common Stocks
South Korea	$—	$6,419,649	$—	$6,419,649
India	—	3,489,484	—	3,489,484
China	—	2,123,939	—	2,123,939
Hong Kong	—	2,066,165	—	2,066,165
Taiwan	—	1,293,654	—	1,293,654
Other Countries	343,279	3,495,893	—	3,839,172
Short-Term Investments	3,000,000	3,333,548	—	6,333,548

Total	$3,343,279	$22,222,332	$—	$25,565,611

ICON International Equity Fund*
Assets
Common Stocks
Germany	$574,077	$11,898,427	$—	$12,472,504
France	604,461	8,450,650	—	9,055,111
United Kingdom	—	7,250,803	—	7,250,803
Japan	—	5,697,360	—	5,697,360
Canada	4,153,878	—	—	4,153,878
India	—	3,866,237	—	3,866,237
Other Countries	371,735	19,748,917	—	20,120,652
Preferred Stock	—	524,529	—	524,529
Real Estate Investment Trusts	—	1,203,932	—	1,203,932
Collateral for Securities on Loan	—	2,873,286	—	2,873,286
Short-Term Investments	—	13,539,331	—	13,539,331

Total	$5,704,151	$75,053,472	$—	$80,757,623

ICON Bond Fund*
Assets
Corporate Bonds	$—	$57,184,606	$—	$57,184,606
U.S. Treasury Obligation	—	951,313	—	951,313
Collateralized Mortgage Obligations	—	7,502,903	—	7,502,903
Foreign Corporate Bonds	—	2,582,348	—	2,582,348
Preferred Stocks	7,231,980	—	—	7,231,980
Closed-End Mutual Funds	6,980,271	—	—	6,980,271
Collateral for Securities on Loan	—	1,183,450	—	1,183,450
Short-Term Investments	—	1,553,969	—	1,553,969

Total	$14,212,251	$70,958,589	$—	$85,170,840

ICON Equity Income Fund*
Assets
Common Stocks	$35,127,960	$—	$—	$35,127,960
Corporate Bonds	—	2,037,651	—	2,037,651
Preferred Stocks	2,035,990	—	—	2,035,990
Convertible Preferred Stock	812,700	—	—	812,700
Exchange Traded Funds	2,518,859	—	—	2,518,859
Collateral for Securities on Loan	—	5,885,170	—	5,885,170
Short-Term Investments	—	293,522	—	293,522

Total	$40,495,509	$8,216,343	$—	$48,711,852

ICON Fund*
Assets
Common Stocks	$54,455,340	$—	$—	$54,455,340
Collateral for Securities on Loan	—	1,562,100	—	1,562,100

Total	$54,455,340	$1,562,100	$—	$56,017,440

ICON Long/Short Fund*
Assets
Common Stocks	$26,338,280	$—	$—	$26,338,280
Collateral for Securities on Loan	—	762,600	—	762,600

Total	$26,338,280	$762,600	$—	$27,100,880

ICON Opportunities Fund*
Assets
Common Stocks	$11,110,188	$—	$—	$11,110,188

Total	$11,110,188	$—	$—	$11,110,188

ICON Risk-Managed Balanced Fund*
Assets
Common Stocks	$29,021,264	$—	$—	$29,021,264
Corporate Bonds	—	9,978,819	—	9,978,819
U.S. Treasury Obligations	—	2,689,315	—	2,689,315
Collateralized Mortgage Obligations	—	1,195,186	—	1,195,186
Foreign Corporate Bonds	—	509,937	—	509,937
Preferred Stocks	2,010,048	—	—	2,010,048
Closed-End Mutual Funds	3,100,696	—	—	3,100,696
Exchange Traded Funds	1,540,701	—	—	1,540,701
Put Options Purchased	123,413	—	—	123,413
Collateral for Securities on Loan	—	1,082,579	—	1,082,579
Short-Term Investments	—	2,799,799	—	2,799,799

Total	$35,796,122	$18,255,635	$—	$54,051,757

Liabilities
Written Call Options	$(17,600)	$—	$—	$(17,600)

Total	$(17,600)	$—	$—	$(17,600)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Country tables for additional security details.

For the period ended December 31, 2015, there was no transfer activity between Level 1 and Level 2. The end of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended December 31, 2015 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of December 31, 2015, the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included in the Fund’s Schedule of Investments.

The written options held by the Risk-Managed Balanced Fund are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use.

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended December 31, 2015, were as follows:

	Risk-Managed Balanced Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	—	$—
Options written during period	75	104,968
Options closed during period	(55)	(77,745)

Options outstanding, end of period	20	$27,223

For the period ended December 31, 2015, the Fund’s quarterly holdings of options contracts were as follows:

	ICON Risk-Managed	ICON Risk-Managed
	Balanced Fund	Balanced Fund
Quarter Ended	Number of Purchased Options Contracts Outstanding	Number of Written Options Contracts Outstanding
March 31, 2015	60	10
June 30, 2015	60	10
September 30, 2015	55	0
December 31, 2015	105	20

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of December 31, 2015, the Long/Short Fund did not engage in short selling.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral.

For the period ended December 31, 2015, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Consumer Discretionary Fund	$2,374,721	$2,415,067
ICON Consumer Staples Fund	141,337	144,725
ICON Energy Fund	24,950,033	24,995,883
ICON Financial Fund	4,660,784	4,817,400
ICON Healthcare Fund	—	—
ICON Industrials Fund	477,594	497,250
ICON Information Technology Fund	1,718,168	1,793,171
ICON Natural Resources Fund (formerly the ICON Materials Fund)	2,871,868	2,935,840
ICON Utilities Fund	2,249,673	2,282,175
ICON International Equity Fund	2,680,749	2,873,286
ICON Bond Fund	1,158,146	1,183,450
ICON Equity Income Fund	5,758,766	5,885,170
ICON Fund	1,477,264	1,562,100
ICON Long/Short Fund	721,184	762,600
ICON Risk-Managed Balanced Fund	1,042,216	1,082,579

Income Taxes

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

As of December 31, 2015, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

		Unrealized	Unrealized	Net Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
ICON Consumer Discretionary Fund	$53,712,511	$2,041,124	$(3,046,860)	$(1,005,736)
ICON Consumer Staples Fund	10,419,085	1,586,903	(163,962)	1,422,941
ICON Energy Fund	410,507,556	5,497,694	(82,738,174)	(77,240,480)
ICON Financial Fund	66,468,284	2,080,009	(5,731,590)	(3,651,581)
ICON Healthcare Fund	92,779,599	4,825,754	(3,091,487)	1,734,267
ICON Industrials Fund	13,676,564	2,623,286	(1,090,989)	1,532,297
ICON Information Technology Fund	40,760,900	8,972,760	(840,607)	8,132,153
ICON Natural Resources Fund (formerly the ICON Materials Fund)	81,996,834	1,621,240	(15,199,282)	(13,578,042)
ICON Utilities Fund	33,920,996	374,215	(1,283,794)	(909,579)
ICON Emerging Markets Fund	26,074,051	968,960	(1,477,400)	(508,440)
ICON International Equity Fund	84,848,666	1,827,513	(5,918,556)	(4,091,043)
ICON Bond Fund	87,122,586	628,745	(2,580,491)	(1,951,746)
ICON Equity Income Fund	52,377,956	832,967	(4,499,071)	(3,666,104)
ICON Fund	54,304,244	4,915,473	(3,202,277)	1,713,196
ICON Long/Short Fund	26,339,396	2,295,780	(1,534,296)	761,484
ICON Opportunities Fund	11,138,083	781,950	(809,845)	(27,895)
ICON Risk-Managed Balanced Fund	53,983,767	2,308,776	(2,240,786)	67,990

Note 3 – Subsequent Events

On October 15, 2015, the Board of Trustees of the ICON Materials Fund voted in favor of changing: (i) the name from the ICON Materials Fund to the ICON Natural Resources Fund, and (ii) its principal investment strategies from investing in the Materials sector to investing in companies with operations throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. The change became effective January 22, 2016.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 22, 2016

By (Signature and Title)*	/s/ Carrie Schoffman
Carrie Schoffman, Chief Financial Officer and Treasurer
(Principal Financial Officer and Treasurer)

Date February 22, 2016

*	Print the name and title of each signing officer under his or her signature.